UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Discovery Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Banks (22.4%):
Banc of California, Inc.	56,327	$986
Bank of Marin Bancorp	9,800	482
Banner Corp.	16,352	687
BNC Bancorp	52,094	1,100
Bridge Bancorp, Inc.	31,381	956
Cardinal Financial Corp.	35,940	731
Centerstate Banks, Inc.	58,610	873
Enterprise Financial Services Corp.	22,665	613
Financial Institutions, Inc.	27,105	788
First Foundation, Inc.(a)	27,200	610
First Internet Bancorp	24,265	567
Franklin Financial Network, Inc.(a)	19,170	518
Green Bancorp, Inc.(a)	43,000	326
Guaranty Bancorp	47,135	729
Heritage Commerce Corp.	57,100	572
Heritage Financial Corp.	52,779	927
Horizon BanCorp Indiana	28,440	703
Independent Bank Corp.	49,065	714
Independent Bank Group, Inc.	14,216	390
Peoples BanCorp, Inc.	36,500	713
People’s Utah Bancorp	36,220	573
Renasant Corp.	24,218	797
Seacoast Banking Corp. of Florida(a)	62,722	990
Southwest BanCorp, Inc.	66,523	1,001
State Bank Financial Corp.	55,054	1,088
Stonegate Bank	22,345	669
Univest Corp. of Pennsylvania	26,800	523
Yadkin Financial Corp.	46,024	1,089
		20,715
Capital Markets (3.6%):
Calamos Asset Management, Inc.	43,623	370
Cowen Group, Inc.(a)	213,537	814
Diamond Hill Investment Group, Inc.	4,545	806
Ladenburg Thalmann Financial Services, Inc.(a)	182,028	455
Manning & Napier, Inc.	55,875	451
Pzena Investment Management, Inc., Class A	61,680	466
		3,362
Consumer Discretionary (16.3%):
Beazer Homes USA, Inc.(a)	56,220	490
Carrols Restaurant Group, Inc.(a)	80,318	1,160
Cavco Industries, Inc.(a)	6,830	638
Culp, Inc.	22,340	586
Entercom Communications Corp.(a)	78,965	835
Entravision Communications Corp.	85,914	639
Gray Television, Inc.(a)	83,360	978
Haverty Furniture Cos., Inc.	30,902	654
Kirkland’s, Inc.	38,436	673
M/I Homes, Inc.(a)	36,248	677
Malibu Boats, Inc., Class A(a)	59,011	968
Marcus Corp.	82,517	1,563
MarineMax, Inc.(a)	66,370	1,292
Modine Manufacturing Co.(a)	67,455	743
Perry Ellis International, Inc.(a)	28,462	524
Ruth’s Hospitality Group, Inc.	50,731	934
Shoe Carnival, Inc.	17,137	462
Spartan Motors, Inc.	114,249	451
Sportsman’s Warehouse Holdings, Inc.(a)	48,194	607
The Finish Line, Inc., Class A	17,200	363
		15,237
Energy (4.8%):
Callon Petroleum Co.(a)	95,560	846
Matrix Service Co.(a)	36,186	640
Natural Gas Services Group, Inc.(a)	39,514	855
Ring Energy, Inc.(a)	68,095	344

See notes to schedules of investments.

Security Description	Shares	Value
Sanchez Energy Corp.(a)	69,573	$382
Synergy Resources Corp.(a)	65,259	507
TETRA Technologies, Inc.(a)	142,762	907
		4,481
Health Care (8.4%):
Addus HomeCare Corp.(a)	31,732	545
Atricure, Inc.(a)	44,737	753
Capital Senior Living Corp.(a)	39,042	723
Invacare Corp.	40,425	532
LHC Group, Inc.(a)	33,474	1,191
Merit Medical Systems, Inc.(a)	51,563	953
Orthofix International N.V.(a)	20,161	837
PharMerica Corp.(a)	33,383	738
RTI Surgical, Inc.(a)	160,181	641
US Physical Therapy, Inc.	18,024	896
		7,809
Industrials (11.0%):
Celadon Group, Inc.	52,735	553
Columbus McKinnon Corp.	39,600	624
Covenant Transport Group, Inc., Class A(a)	24,246	586
CRA International, Inc.(a)	39,150	769
Echo Global Logistics, Inc.(a)	32,937	895
Engility Holdings, Inc.(a)	32,235	605
Federal Signal Corp.	70,770	939
Global Brass & Copper Holdings, Inc.	31,400	783
Harsco Corp.	18,920	103
Manitex International, Inc.(a)	103,440	541
MYR Group, Inc.(a)	17,710	444
MYR Group, Inc.(a)	11,022	277
NN, Inc.	42,815	586
Park-Ohio Holdings Corp.	17,400	745
PGT, Inc.(a)	55,500	546
Resources Connection, Inc.	48,700	758
SP Plus Corp.(a)	18,441	444
		10,198
Information Technology (11.8%):
ADTRAN, Inc.	31,095	629
American Software, Inc.	88,969	801
Applied Optoelectronics, Inc.(a)	37,452	558
Axcelis Technologies, Inc.(a)	359,939	1,008
Cohu, Inc.	52,279	621
Exar Corp.(a)	84,955	488
FormFactor, Inc.(a)	80,415	585
IXYS Corp.	61,084	685
Maxlinear, Inc., Class A(a)	49,599	918
Neophotonics Corp.(a)	70,693	993
Oclaro, Inc.(a)	182,681	986
PC-Telephone, Inc.	102,222	489
Photronics, Inc.(a)	44,287	461
Sigma Designs, Inc.(a)	97,417	662
Sonus Networks, Inc.(a)	65,277	492
TTM Technologies, Inc.(a)	90,127	599
		10,975
Insurance (2.0%):
AMERISAFE, Inc.	14,200	747
Hci Group, Inc.	13,700	456
Stewart Information Services	18,450	669
		1,872
Materials (3.2%):
Haynes International, Inc.	13,200	482
Olympic Steel, Inc.	39,900	691
Quaker Chemical Corp.	7,244	615
Ryerson Holding Corp.(a)	72,240	402

See notes to schedules of investments.

Security Description	Shares	Value
Schnitzer Steel Industries, Inc.	42,400	$781
		2,971
Real Estate Investment Trusts (REITs) (7.6%):
Ashford Hospitality Prime, Inc.	60,721	709
CareTrust REIT, Inc.	61,550	782
Cedar Realty Trust, Inc.	140,260	1,013
CorEnergy Infrastructure Trust, Inc.	17,533	353
First Potomac Realty Trust	79,530	721
Independence Realty Trust, Inc.	97,125	692
Monmouth Real Estate Investment Corp., Class - A	40,770	485
Rexford Industrial Realty, Inc.	58,000	1,052
Sotherly Hotels, Inc.	78,900	406
Summit Hotel Properties, Inc.	66,675	797
		7,010
Thrifts & Mortgage Finance (7.5%):
First Defiance Financial Corp.	18,650	716
First Financial Northwest, Inc.	66,448	875
Fox Chase Bankcorp, Inc.	40,320	779
Oceanfirst Financial Corp.	48,455	857
United Community Financial Corp.	133,905	786
United Financial Bancorp, Inc.	85,850	1,081
Walker & Dunlop, Inc.(a)	32,745	795
WSFS Financial Corp.	33,400	1,085
		6,974
Total Common Stocks (Cost $81,296)		91,604
Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	671,278	671
Total Investment Companies (Cost $671)		671
Total Investments (Cost $81,967) — 99.3%		92,275
Other assets in excess of liabilities — 0.7%		629
NET ASSETS - 100.00%		$92,904

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on March 31, 2016.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Banks (6.5%):
Fifth Third Bancorp	15,322	$256
Huntington Bancshares, Inc.	18,354	175
KeyCorp	13,379	148
Regions Financial Corp.	21,914	172
SunTrust Banks, Inc.	4,065	147
Synovus Financial Corp.	6,328	183
Zions Bancorp	11,592	280
		1,361
Capital Markets (1.4%):
Invesco Ltd.	9,234	284
Consumer Discretionary (8.9%):
Brunswick Corp.	4,480	215
Coach, Inc.	4,717	189
DR Horton, Inc.	7,247	219
MGM Resorts International(a)	8,278	178
PVH Corp.	1,378	137
Sally Beauty Holdings, Inc.(a)	5,016	162
TEGNA, Inc.	6,535	153
The Goodyear Tire & Rubber Co.	6,880	227
Whirlpool Corp.	1,341	242
Wyndham Worldwide Corp.	1,768	135
		1,857
Consumer Finance (0.5%):
Ally Financial, Inc.(a)	5,443	102
Consumer Staples (4.6%):
Constellation Brands, Inc., Class A	1,115	168
Hormel Foods Corp.	3,805	165
Molson Coors Brewing Co.	2,140	206
Rite Aid Corp.(a)	24,332	198
Tyson Foods, Inc., Class A	3,279	218
		955
Energy (8.4%):
Carrizo Oil & Gas, Inc.(a)	4,067	126
Cimarex Energy Co.	1,910	186
Continental Resources, Inc.(a)	959	29
Diamondback Energy, Inc.(a)	2,450	189
Equities Corp.	2,560	172
Nabors Industries Ltd.	4,067	37
Noble Energy, Inc.	6,960	218
Oasis Petroleum, Inc.(a)	2,738	20
Pbf Energy, Inc.	4,092	136
Rice Energy, Inc.(a)	2,001	28
Rsp Permian, Inc.(a)	709	21
Superior Energy Services, Inc.	9,785	131
Synergy Resources Corp.(a)	19,912	155
Tesoro Corp.	1,366	117
Whiting Petroleum Corp.(a)	3,706	30
WPX Energy, Inc.(a)	23,070	161
		1,756
Health Care (7.0%):
Boston Scientific Corp.(a)	17,830	335
Bruker Corp.	5,928	166
HealthSouth Corp.	3,421	129
Hill-Rom Holdings, Inc.	5,550	279
VCA, Inc.(a)	3,698	213
Zimmer Holdings, Inc.	3,205	342
		1,464
Industrials (12.8%):
Alaska Air Group, Inc.	2,053	168
BWX Technologies, Inc.	4,350	146

See notes to schedules of investments.

Security Description	Shares	Value
EMCOR Group, Inc.	3,547	$172
EnerSys	2,143	119
Huntington Ingalls Industries, Inc.	2,100	287
Ingersoll-Rand PLC	3,553	220
Kansas City Southern	2,203	189
L-3 Communications Holdings, Inc.	1,677	199
Manitowoc Foodservice, Inc.(a)	9,644	142
Manpowergroup, Inc.	2,335	190
Old Dominion Freight Line, Inc.(a)	2,449	170
Owens Corning, Inc.	3,760	178
Spirit Aerosystems Holdings, Inc.(a)	3,855	175
Stanley Black & Decker, Inc.	2,230	235
The Manitowoc Co., Inc.	14,141	61
		2,651
Information Technology (10.9%):
Applied Materials, Inc.	12,007	254
Arrow Electronics, Inc.(a)	3,462	223
Ciena Corp.(a)	8,301	158
CommScope Holding Co., Inc.(a)	7,487	209
CSRA, Inc.	3,485	94
Cypress Semiconductor Corp.	22,418	194
Flextronics International Ltd.(a)	13,727	166
Littelfuse, Inc.	1,144	141
Marvell Technology Group, Ltd.	15,904	164
Maxim Integrated Products, Inc.	3,685	136
NVIDIA Corp.	5,840	208
PTC, Inc.(a)	5,619	186
Teradyne, Inc.	5,862	127
		2,260
Insurance (9.2%):
American Financial Group, Inc.	3,352	236
Arch Capital Group Ltd.(a)	3,564	253
Assurant, Inc.	2,876	222
Axis Capital Holdings Ltd.	2,772	154
CNO Financial Group, Inc.	11,355	203
FNF Group	6,575	223
Hanover Insurance Group, Inc.	1,696	153
Hartford Financial Services Group, Inc.	6,830	316
Unum Group	5,442	168
		1,928
Materials (6.4%):
Alcoa, Inc.	8,190	78
Allegheny Technologies, Inc.	2,084	34
Ashland, Inc.	1,757	193
Avery Dennison Corp.	2,927	210
Berry Plastics Group, Inc.(a)	4,638	168
Eastman Chemical Co.	2,589	187
Graphic Packaging Holding Co.	12,065	155
Huntsman Corp.	2,100	28
Steel Dynamics, Inc.	2,227	50
U.S. Steel Corp.	2,212	36
WestRock Co.	4,651	182
		1,321
Real Estate Investment Trusts (REITs) (9.4%):
American Campus Communities, Inc.	5,550	261
Apartment Investment & Management Co., Class A	5,797	242
Duke Realty Investments, Inc.	14,023	316
Host Hotels & Resorts, Inc.	12,740	213
Mack Cali Realty Corp.	6,497	153
NorthStar Realty Finance Corp.	7,758	102
Prologis, Inc.	7,875	348
Welltower, Inc.	4,700	326
		1,961

See notes to schedules of investments.

Security Description	Shares	Value
Telecommunication Services (1.1%):
CenturyLink, Inc.	7,296	$233
Utilities (10.4%):
Alliant Energy Corp.	2,473	184
Atmos Energy Corp.	2,585	192
Edison International	3,850	277
FirstEnergy Corp.	5,737	206
Great Plains Energy, Inc.	7,645	247
Pinnacle West Capital Corp.	4,237	318
PPL Corp.	7,813	297
UGI Corp.	5,923	239
Westar Energy, Inc.	3,781	188
		2,148
Total Common Stocks (Cost $18,624)		20,281
Investment Companies (2.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	567,922	568
Total Investment Companies (Cost $568)		568
Total Investments (Cost $19,192) — 100.2%		20,849
Liabilities in excess of other assets — (0.2)%		(44)
NET ASSETS - 100.00%		$20,805

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on March 31, 2016.

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small-Cap Value Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Banks (15.9%):
BancorpSouth, Inc.	931,170	$19,843
BankUnited, Inc.	460,210	15,850
Banner Corp.	377,798	15,883
Central Pacific Financial Corp.	773,730	16,844
First Commonwealth Financial Corp.	1,236,343	10,954
First Financial Bancorp	867,526	15,772
First Horizon National Corp.	1,211,918	15,876
FirstMerit Corp.	597,720	12,582
Hancock Holding Co.	443,500	10,183
International Bancshares Corp.	484,075	11,937
Old National Bancorp	937,239	11,425
Opus Bank	225,086	7,653
State Bank Financial Corp.	421,370	8,326
Synovus Financial Corp.	844,101	24,403
United Community Banks, Inc.	1,086,295	20,064
Westamerica BanCorp	270,755	13,188
Western Alliance Bancorp(a)	738,787	24,661
		255,444
Capital Markets (1.6%):
Investment Technology Group, Inc.	507,325	11,212
Janus Capital Group, Inc.	1,022,722	14,962
		26,174
Consumer Discretionary (9.5%):
Abercrombie & Fitch Co., Class A	364,630	11,500
Ascena Retail Group, Inc.(a)	649,000	7,178
CalAtlantic Group, Inc.	443,762	14,831
Caleres, Inc.	618,234	17,491
ClubCorp Holdings, Inc.	567,990	7,975
Cooper Tire & Rubber Co.	421,755	15,614
Crocs, Inc.(a)	1,006,800	9,685
Gray Television, Inc.(a)	820,870	9,621
Marriott Vacations Worldwide Corp.	175,650	11,856
Modine Manufacturing Co.(a)	959,243	10,561
Penn National Gaming, Inc.(a)	813,935	13,585
Red Robin Gourmet Burgers, Inc.(a)	136,005	8,768
Shoe Carnival, Inc.	302,011	8,142
The Finish Line, Inc., Class A	380,400	8,026
		154,833
Consumer Staples (3.9%):
Casey’s General Stores, Inc.	129,390	14,662
Cott Corp.	1,124,880	15,625
Dean Foods Co.	469,500	8,132
Sanderson Farms, Inc.	94,500	8,522
TreeHouse Foods, Inc.(a)	185,593	16,100
		63,041
Energy (5.4%):
Carrizo Oil & Gas, Inc.(a)	338,846	10,477
Matador Resources Co.(a)	506,480	9,603
Matrix Service Co.(a)	169,800	3,005
Nabors Industries Ltd.	177,400	1,632
Oasis Petroleum, Inc.(a)	548,900	3,996
Parsley Energy, Inc., Class A(a)	804,505	18,182
Pbf Energy, Inc.	259,100	8,602
Rice Energy, Inc.(a)	120,900	1,688
Rsp Permian, Inc.(a)	161,500	4,690
Synergy Resources Corp.(a)	1,568,855	12,190
Whiting Petroleum Corp.(a)	181,900	1,452
WPX Energy, Inc.(a)	1,708,935	11,945
		87,462
Health Care (6.2%):
AmSurg Corp.(a)	157,571	11,755
Charles River Laboratories International, Inc.(a)	145,160	11,023

See notes to schedules of investments.

Security Description	Shares	Value
Greatbatch, Inc.(a)	215,051	$7,664
HealthSouth Corp.	339,656	12,781
Impax Laboratories, Inc.(a)	293,930	9,412
Magellan Health, Inc.(a)	181,122	12,304
Molina Healthcare, Inc.(a)	166,197	10,718
PharMerica Corp.(a)	505,729	11,182
WellCare Health Plans, Inc.(a)	129,685	12,028
		98,867
Industrials (14.1%):
Actuant Corp.	405,940	10,031
Aerojet Rocketdyne Holdings, Inc.(a)	758,131	12,418
BWX Technologies, Inc.	464,850	15,601
Deluxe Corp.	290,981	18,183
EMCOR Group, Inc.	368,738	17,921
EnerSys	207,100	11,539
Engility Holdings, Inc.(a)	608,274	11,411
Esterline Technologies Corp.(a)	174,397	11,174
General Cable Corp.	347,900	4,248
Genesee & Wyoming, Inc., Class A(a)	245,390	15,386
Harsco Corp.	331,300	1,806
Hawaiian Holdings, Inc.(a)	285,565	13,476
Hub Group, Inc., Class A(a)	335,600	13,689
Knight Transportation, Inc.	425,344	11,123
Meritor, Inc.(a)	1,450,410	11,690
Primoris Services Corp.	690,336	16,775
Saia, Inc.(a)	144,400	4,065
SkyWest, Inc.	597,420	11,942
The Manitowoc Co., Inc.	561,800	2,433
Triumph Group, Inc.	53,000	1,668
Wabash National Corp.(a)	964,024	12,724
		229,303
Information Technology (13.4%):
ADTRAN, Inc.	622,950	12,596
Benchmark Electronics, Inc.(a)	754,465	17,390
Brooks Automation, Inc.	1,055,051	10,973
CACI International, Inc., Class A(a)	155,710	16,614
Ciena Corp.(a)	869,309	16,535
Cypress Semiconductor Corp.	1,409,780	12,209
Diodes, Inc.(a)	520,000	10,452
Entegris, Inc.(a)	921,140	12,546
Intersil Corp., Class A	1,139,344	15,232
Littelfuse, Inc.	96,878	11,927
Lumentum Holdings, Inc.(a)	307,100	8,282
Mentor Graphics Corp.	757,250	15,395
Plexus Corp.(a)	388,788	15,365
PTC, Inc.(a)	406,000	13,463
Tech Data Corp.(a)	183,627	14,097
Vishay Intertechnology, Inc.	1,139,924	13,918
		216,994
Insurance (5.3%):
CNO Financial Group, Inc.	884,447	15,849
Hanover Insurance Group, Inc.	99,900	9,013
James River Group Holdings Ltd.	321,063	10,358
MBIA, Inc.(a)	853,700	7,555
RLI Corp.	327,447	21,894
Stewart Information Services	362,605	13,155
The Navigators Group, Inc.(a)	102,400	8,588
		86,412
Materials (4.1%):
Allegheny Technologies, Inc.	152,500	2,486
Berry Plastics Group, Inc.(a)	405,100	14,644
Century Aluminum Co.(a)	293,500	2,069
Headwaters, Inc.(a)	716,160	14,209
Huntsman Corp.	126,800	1,686
Kaiser Aluminum Corp.	160,405	13,561
Quaker Chemical Corp.	163,344	13,862

See notes to schedules of investments.

Security Description	Shares	Value
Tronox, Ltd., Class A	421,600	$2,694
U.S. Steel Corp.	102,200	1,640
		66,851
Real Estate Investment Trusts (REITs) (10.2%):
CubeSmart	246,654	8,214
DiamondRock Hospitality Co.	1,022,348	10,346
Education Realty Trust, Inc.	316,250	13,156
Kite Realty Group Trust	554,983	15,379
Lexington Realty Trust	1,451,291	12,481
Mack Cali Realty Corp.	761,865	17,904
Medical Properties Trust, Inc.	953,637	12,378
NorthStar Realty Finance Corp.	674,500	8,849
Parkway Properties, Inc.	616,849	9,660
Pennsylvania Real Estate Invesment Trust	547,098	11,954
Physicians Realty Trust	698,420	12,977
Ryman Hospitality Properties, Inc.	253,045	13,027
Sunstone Hotel Investors, Inc.	1,196,304	16,748
		163,073
Thrifts & Mortgage Finance (1.8%):
Astoria Financial Corp.	767,786	12,162
MGIC Investment Corp.(a)	2,229,952	17,103
		29,265
Utilities (6.9%):
ALLETE, Inc.	325,422	18,246
Black Hills Corp.	196,650	11,825
Dynegy, Inc.(a)	542,035	7,789
NorthWestern Corp.	332,515	20,532
PNM Resources, Inc.	605,442	20,416
South Jersey Industries, Inc.	689,816	19,625
Southwest Gas Corp.	182,795	12,037
		110,470
Total Common Stocks (Cost $1,450,844)		1,588,189
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	24,658,578	24,659
Total Investment Companies (Cost $24,659)		24,659
Total Investments (Cost $1,475,503) — 99.8%		1,612,848
Other assets in excess of liabilities — 0.2%		3,735
NET ASSETS - 100.00%		$1,616,583

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on March 31, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Banks (12.9%):
BancorpSouth, Inc.	9,636	$205
BankUnited, Inc.	6,474	223
Comerica, Inc.	8,100	307
First Republic Bank	3,000	200
Huntington Bancshares, Inc.	36,051	344
KeyCorp	21,786	241
Synovus Financial Corp.	13,983	404
Westamerica BanCorp	3,984	194
Western Alliance Bancorp(a)	11,286	377
Zions Bancorp	15,960	386
		2,881
Capital Markets (1.4%):
Investment Technology Group, Inc.	6,839	151
Janus Capital Group, Inc.	10,293	151
		302
Consumer Discretionary (7.8%):
Abercrombie & Fitch Co., Class A	5,854	185
Ascena Retail Group, Inc.(a)	8,901	98
Brunswick Corp.	5,109	245
CalAtlantic Group, Inc.	4,729	158
Caleres, Inc.	6,482	183
DR Horton, Inc.	5,832	176
TEGNA, Inc.	8,052	189
The Finish Line, Inc., Class A	5,213	110
The Goodyear Tire & Rubber Co.	7,533	248
Wyndham Worldwide Corp.	1,621	124
		1,716
Consumer Finance (0.5%):
Ally Financial, Inc.(a)	6,080	114
Consumer Staples (2.9%):
Casey’s General Stores, Inc.	1,588	180
Dean Foods Co.	4,779	83
Rite Aid Corp.(a)	26,886	219
The Hain Celestial Group, Inc.(a)	4,010	164
		646
Energy (5.6%):
Continental Resources, Inc.(a)	736	22
Matrix Service Co.(a)	2,584	46
Nabors Industries Ltd.	5,583	51
Oasis Petroleum, Inc.(a)	4,897	36
Parsley Energy, Inc., Class A(a)	9,670	218
Pbf Energy, Inc.	3,340	111
Rice Energy, Inc.(a)	2,478	35
Rsp Permian, Inc.(a)	1,370	40
Superior Energy Services, Inc.	14,560	195
Synergy Resources Corp.(a)	23,606	183
Tesoro Corp.	1,446	124
Whiting Petroleum Corp.(a)	4,729	38
WPX Energy, Inc.(a)	19,902	139
		1,238
Health Care (5.8%):
Bruker Corp.	7,172	201
Charles River Laboratories International, Inc.(a)	1,685	128
HealthSouth Corp.	3,521	132
Hill-Rom Holdings, Inc.	4,566	230
Impax Laboratories, Inc.(a)	4,760	152
VCA, Inc.(a)	4,210	243
WellCare Health Plans, Inc.(a)	2,230	207
		1,293

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (14.7%):
Aerojet Rocketdyne Holdings, Inc.(a)	10,031	$164
BWX Technologies, Inc.	6,472	217
Deluxe Corp.	3,686	230
EMCOR Group, Inc.	4,386	213
Engility Holdings, Inc.(a)	1,261	24
General Cable Corp.	4,793	59
Genesee & Wyoming, Inc., Class A(a)	3,369	212
Harsco Corp.	4,492	24
Hillenbrand, Inc.	6,005	181
Huntington Ingalls Industries, Inc.	2,378	325
JetBlue Airways Corp.(a)	8,389	177
Manitowoc Foodservice, Inc.(a)	11,038	163
Manpowergroup, Inc.	2,654	216
Meritor, Inc.(a)	18,387	148
Old Dominion Freight Line, Inc.(a)	2,334	162
Owens Corning, Inc.	5,565	263
Spirit Aerosystems Holdings, Inc.(a)	4,934	224
The Manitowoc Co., Inc.	16,248	70
Triumph Group, Inc.	725	23
Werner Enterprises, Inc.	5,894	160
		3,255
Information Technology (12.5%):
Arrow Electronics, Inc.(a)	5,032	324
CACI International, Inc., Class A(a)	1,926	206
Ciena Corp.(a)	9,484	180
CommScope Holding Co., Inc.(a)	8,398	235
Cypress Semiconductor Corp.	22,966	199
Flextronics International Ltd.(a)	14,101	170
Intersil Corp., Class A	12,597	168
Littelfuse, Inc.	1,371	169
Marvell Technology Group, Ltd.	21,258	220
Maxim Integrated Products, Inc.	3,707	136
Plexus Corp.(a)	4,227	167
PTC, Inc.(a)	5,789	192
Tech Data Corp.(a)	2,085	160
Teradyne, Inc.	10,537	228
		2,754
Insurance (8.6%):
American Financial Group, Inc.	5,482	386
AmTrust Financial Services, Inc.	6,840	177
Arch Capital Group Ltd.(a)	5,743	408
Assurant, Inc.	3,161	244
CNO Financial Group, Inc.	12,119	217
FNF Group	7,055	239
Hanover Insurance Group, Inc.	2,514	227
		1,898
Materials (6.6%):
Allegheny Technologies, Inc.	2,659	43
Ashland, Inc.	1,645	180
Avery Dennison Corp.	3,315	240
Berry Plastics Group, Inc.(a)	5,103	184
Century Aluminum Co.(a)	3,438	24
Graphic Packaging Holding Co.	12,459	160
Headwaters, Inc.(a)	9,383	186
Huntsman Corp.	2,603	35
Kaiser Aluminum Corp.	1,971	167
Tronox, Ltd., Class A	4,938	32
U.S. Steel Corp.	2,937	47
WestRock Co.	4,100	160
		1,458
Real Estate Investment Trusts (REITs) (10.0%):
American Campus Communities, Inc.	4,650	219
Apartment Investment & Management Co., Class A	5,407	226
CubeSmart	3,748	125

See notes to schedules of investments.

Security Description	Shares	Value
DDR Corp.	10,650	$189
DiamondRock Hospitality Co.	12,295	124
Duke Realty Investments, Inc.	12,155	274
Lexington Realty Trust	17,211	148
Mack Cali Realty Corp.	8,594	202
Medical Properties Trust, Inc.	11,681	152
NorthStar Realty Finance Corp.	13,672	179
Ryman Hospitality Properties, Inc.	3,460	178
Sunstone Hotel Investors, Inc.	13,895	195
		2,211
Utilities (7.6%):
ALLETE, Inc.	4,047	227
Alliant Energy Corp.	2,714	202
Atmos Energy Corp.	3,336	248
Pinnacle West Capital Corp.	4,316	325
PNM Resources, Inc.	6,539	220
UGI Corp.	6,495	261
Westar Energy, Inc.	4,121	204
		1,687
Total Common Stocks (Cost $19,810)		21,453
Investment Companies (2.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	561,645	562
Total Investment Companies (Cost $562)		562
Total Investments (Cost $20,372) — 99.4%		22,015
Other assets in excess of liabilities — 0.6%		130
NET ASSETS - 100.00%		$22,145

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on March 31, 2016.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Multi-Cap Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (20.6%):
AMC Networks, Inc., Class A(a)	81,970	$5,323
AutoZone, Inc.(a)	2,665	2,123
Carnival Corp.	57,840	3,052
DR Horton, Inc.	183,785	5,556
Drew Industries, Inc.	67,720	4,365
General Motors Co.	68,850	2,164
La-Z-Boy, Inc.	208,410	5,573
Lear Corp.	48,005	5,337
Lithia Motors, Inc.	53,950	4,711
Lowe’s Cos., Inc.	80,165	6,072
Mohawk Industries, Inc.(a)	31,765	6,063
NVR, Inc.(a)	2,385	4,132
Ross Stores, Inc.	50,335	2,914
Skechers U.S.A., Inc.(a)	168,720	5,138
Sonic Corp.	68,775	2,418
The Goodyear Tire & Rubber Co.	184,900	6,098
The Home Depot, Inc.	58,255	7,774
Thor Industries, Inc.	108,135	6,896
		85,709
Consumer Staples (9.6%):
Altria Group, Inc.	132,690	8,314
CVS Health Corp.	32,300	3,350
PepsiCo, Inc.	68,980	7,069
Philip Morris International, Inc.	104,735	10,276
Reynolds American, Inc.	102,195	5,141
Walgreens Boots Alliance, Inc.	47,545	4,006
Wal-Mart Stores, Inc.	28,140	1,927
		40,083
Energy (5.5%):
Chevron Corp.	36,650	3,496
EOG Resources, Inc.	34,825	2,528
Exxon Mobil Corp.	102,665	8,581
Phillips 66	34,745	3,009
Schlumberger Ltd.	42,630	3,144
Valero Energy Corp.	29,360	1,883
		22,641
Financials (14.1%):
Bank of America Corp.	237,500	3,211
Bank of The Ozarks, Inc.	108,525	4,555
BofI Holding, Inc.(a)	131,190	2,800
Chemical Financial Corp.	87,005	3,105
Citigroup, Inc.	109,310	4,564
Credit Acceptance Corp.(a)	20,715	3,761
Essent Group Ltd.(a)	213,695	4,444
JPMorgan Chase & Co.	100,470	5,950
Lamar Advertising Co.	34,690	2,133
Morgan Stanley	67,525	1,689
Pinnacle Financial Partners, Inc.	106,565	5,228
Primerica, Inc.	95,880	4,270
Signature Bank(a)	40,450	5,506
The Goldman Sachs Group, Inc.	18,765	2,946
Western Alliance Bancorp(a)	169,305	5,651
		59,813
Health Care (15.3%):
Abbvie, Inc.	36,495	2,085
Allergan PLC(a)	7,320	1,962
AMN Healthcare Services, Inc.(a)	185,265	6,226
AmSurg Corp.(a)	73,015	5,447
Cambrex Corp.(a)	128,805	5,667
Cardinal Health, Inc.	51,005	4,180
Centene Corp.(a)	86,100	5,301
Gilead Sciences, Inc.	82,380	7,567
HCA Holdings, Inc.(a)	78,140	6,099

See notes to schedules of investments.

Security Description	Shares	Value
ICON PLC(a)	74,190	$5,572
Pfizer, Inc.	70,185	2,080
Quintiles Transnational Holdings, Inc.(a)	85,755	5,583
Teva Pharmaceutical Industries Ltd., ADR	51,945	2,780
UnitedHealth Group, Inc.	26,040	3,357
		63,906
Industrials (10.6%):
3M Co.	12,900	2,150
A.O. Smith Corp.	71,915	5,488
Alaska Air Group, Inc.	73,030	5,990
CSX Corp.	83,675	2,155
FedEx Corp.	19,060	3,101
Hd Supply Holdings, Inc.(a)	68,600	2,269
JetBlue Airways Corp.(a)	258,385	5,457
Robert Half International, Inc.	97,335	4,534
Southwest Airlines Co.	94,620	4,239
United Technologies Corp.	22,220	2,224
Universal Forest Products, Inc.	80,205	6,883
		44,490
Information Technology (18.4%):
Alphabet, Inc., Class A(a)	13,738	10,481
Apple, Inc.	83,445	9,095
Broadcom Ltd.	30,005	4,636
Cadence Design Systems, Inc.(a)	141,800	3,344
Cisco Systems, Inc.	225,160	6,411
Cognizant Technology Solutions Corp., Class A(a)	90,785	5,692
Facebook, Inc., Class A(a)	58,850	6,715
j2 Global, Inc.	45,800	2,820
Mellanox Technologies Ltd.(a)	62,005	3,368
Microsoft Corp.	151,750	8,381
NetEase, Inc., ADR	36,395	5,226
Palo Alto Networks, Inc.(a)	11,900	1,941
Skyworks Solutions, Inc.	72,995	5,686
Visa, Inc., Class A	42,125	3,222
		77,018
Materials (1.5%):
Berry Plastics Group, Inc.(a)	175,240	6,335
Telecommunication Services (3.3%):
AT&T, Inc.	188,040	7,366
Verizon Communications, Inc.	115,130	6,226
		13,592
Total Common Stocks (Cost $383,978)		413,587
Exchange Traded Funds (0.4%)
iShares Russell 3000 ETF, 1.56%	12,100	1,462
Total Exchange Traded Funds (Cost $1,456)		1,462
Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	2,722,092	2,722
Total Investment Companies (Cost $2,722)		2,722
Total Investments (Cost $388,156) — 100.0%		417,771
Liabilities in excess of other assets — 0.0%		(196)
NET ASSETS - 100.00%		$417,575

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on March 31, 2016.

ADR—American Depositary Receipt

See notes to schedules of investments.

ETF—Exchange-Traded Fund
PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
S&P 500 Index Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (12.9%):
Advance Auto Parts, Inc.	960	$154
Amazon.com, Inc.(a)	5,044	2,994
AutoNation, Inc.(a)	1,001	47
AutoZone, Inc.(a)	400	319
Bed Bath & Beyond, Inc.(a)	2,190	109
Best Buy Co., Inc.	3,913	127
BorgWarner, Inc.	2,942	113
Cablevision Systems Corp.	2,921	96
CarMax, Inc.(a)	2,659	136
Carnival Corp.	6,040	319
CBS Corp., Class B	5,692	314
Chipotle Mexican Grill, Inc.(a)	409	193
Coach, Inc.	3,642	146
Comcast Corp., Class A	32,046	1,958
Darden Restaurants, Inc.	1,513	100
Delphi Automotive PLC	3,675	276
Discovery Communications, Inc., Class A(a)	1,961	56
Discovery Communications, Inc., Class C(a)	3,385	91
Dollar General Corp.	3,818	327
Dollar Tree, Inc.(a)	3,081	254
DR Horton, Inc.	4,306	130
Expedia, Inc.	1,545	167
Ford Motor Co.	51,154	691
GameStop Corp., Class A	1,384	44
Garmin Ltd.	1,548	62
General Motors Co.	18,584	584
Genuine Parts Co.	1,978	197
H&R Block, Inc.	3,095	82
Hanesbrands, Inc.	5,141	146
Harley-Davidson, Inc.	2,518	129
Harman International Industries, Inc.	933	83
Hasbro, Inc.	1,471	118
Johnson Controls, Inc.	8,500	332
Kohl’s Corp.	2,491	116
L Brands, Inc.	3,343	294
Leggett & Platt, Inc.	1,786	86
Lennar Corp., Class A	2,349	114
Lowe’s Cos., Inc.	12,011	910
Macy’s, Inc.	4,126	182
Marriott International, Inc., Class A	2,531	180
Mattel, Inc.	4,453	150
McDonald’s Corp.	12,051	1,515
Michael Kors Holdings Ltd.(a)	2,415	138
Mohawk Industries, Inc.(a)	834	159
Netflix, Inc.(a)	5,609	573
Newell Rubbermaid, Inc.	3,505	155
News Corp., Class A	5,007	64
News Corp., Class B	1,414	19
NIKE, Inc., Class B	17,710	1,089
Nordstrom, Inc.	1,785	102
Omnicom Group, Inc.	3,179	265
O’Reilly Automotive, Inc.(a)	1,294	354
PulteGroup, Inc.	4,169	78
PVH Corp.	1,083	107
Ralph Lauren Corp.	771	74
Ross Stores, Inc.	5,315	308
Royal Caribbean Cruises Ltd.	2,251	185
Scripps Networks Interactive, Inc., Class A	1,242	81
Signet Jewelers Ltd.	1,044	129
Staples, Inc.	8,446	93
Starbucks Corp.	19,485	1,163
Starwood Hotels & Resorts Worldwide, Inc.	2,214	185
Target Corp.	8,085	665
TEGNA, Inc.	2,909	68
The Gap, Inc.	3,006	88
The Goodyear Tire & Rubber Co.	3,529	116
The Home Depot, Inc.	16,640	2,220

See notes to schedules of investments.

Security Description	Shares	Value
The Interpublic Group of Cos., Inc.	5,333	$122
The Priceline Group, Inc.(a)	652	840
The TJX Cos., Inc.	8,787	688
The Walt Disney Co.	19,960	1,983
Tiffany & Co.	1,463	107
Time Warner Cable, Inc.	3,716	760
Time Warner, Inc.	10,492	761
Tractor Supply Co.	1,762	159
TripAdvisor, Inc.(a)	1,482	99
Twenty-First Century Fox, Inc.	15,366	428
Twenty-First Century Fox, Inc., Class B	5,658	160
Under Armour, Inc., Class A(a)	2,363	200
Urban Outfitters, Inc.(a)	1,139	38
VF Corp.	4,475	290
Viacom, Inc., Class B	4,555	188
Whirlpool Corp.	1,026	186
Wyndham Worldwide Corp.	1,524	116
Wynn Resorts Ltd.	1,066	100
Yum! Brands, Inc.	5,363	439
		30,583
Consumer Staples (10.3%):
Altria Group, Inc.	25,731	1,612
Archer-Daniels-Midland Co.	7,832	284
Brown-Forman Corp., Class B	1,334	131
Campbell Soup Co.	2,356	150
Church & Dwight Co., Inc.	1,721	159
Coca-Cola Enterprises, Inc.	2,740	139
Colgate-Palmolive Co.	11,772	831
ConAgra Foods, Inc.	5,681	253
Constellation Brands, Inc., Class A	2,272	343
Costco Wholesale Corp.	5,740	905
CVS Health Corp.	14,533	1,507
Dr Pepper Snapple Group, Inc.	2,478	222
General Mills, Inc.	7,843	497
Hormel Foods Corp.	3,541	153
J.M. Smucker Co.	1,570	204
Kellogg Co.	3,348	256
Kimberly-Clark Corp.	4,763	641
McCormick & Co., Inc.	1,526	152
Mead Johnson Nutrition Co.	2,445	208
Molson Coors Brewing Co.	2,381	229
Mondelez International, Inc., Class A	20,855	837
Monster Beverage Corp.(a)	1,968	262
PepsiCo, Inc.	19,121	1,960
Philip Morris International, Inc.	20,334	1,996
Reynolds American, Inc.	10,878	547
Sysco Corp.	6,890	322
The Clorox Co.	1,694	214
The Coca-Cola Co.	51,367	2,383
The Estee Lauder Cos., Inc., Class A	2,921	275
The Hershey Co.	1,885	174
The Kraft Heinz Co.	7,803	613
The Kroger Co.	12,776	489
The Procter & Gamble Co.	35,703	2,938
Tyson Foods, Inc., Class A	3,879	259
Walgreens Boots Alliance, Inc.	11,432	963
Wal-Mart Stores, Inc.	20,590	1,410
Whole Foods Market, Inc.	4,478	139
		24,657
Energy (6.6%):
Anadarko Petroleum Corp.	6,668	311
Apache Corp.	4,960	242
Baker Hughes, Inc.	5,723	251
Cabot Oil & Gas Corp.	6,009	136
California Resources Corp.	19	0
Cameron International Corp.(a)	2,508	168
Chesapeake Energy Corp.	6,793	28

See notes to schedules of investments.

Security Description	Shares	Value
Chevron Corp.	24,699	$2,355
Cimarex Energy Co.	1,241	121
Columbia Pipeline Group, Inc.	5,106	128
Concho Resources, Inc.(a)	1,694	171
ConocoPhillips	16,202	652
Devon Energy Corp.	6,697	184
Diamond Offshore Drilling, Inc.	846	18
EOG Resources, Inc.	7,214	524
Equities Corp.	2,002	135
Exxon Mobil Corp.	54,634	4,566
FMC Technologies, Inc.(a)	2,992	82
Halliburton Co.	11,231	402
Helmerich & Payne, Inc.	1,414	83
Hess Corp.	3,429	181
Kinder Morgan, Inc.	24,017	429
Marathon Oil Corp.	11,186	125
Marathon Petroleum Corp.	6,994	260
Murphy Oil Corp.	2,122	53
National Oilwell Varco, Inc.	4,931	153
Newfield Exploration Co.(a)	2,515	84
Noble Energy, Inc.	5,585	175
Occidental Petroleum Corp.	10,023	685
ONEOK, Inc.	2,746	82
Phillips 66	6,231	540
Pioneer Natural Resources Co.	2,118	298
Range Resources Corp.	2,223	72
Schlumberger Ltd.	16,551	1,221
Southwestern Energy Co.(a)	5,045	41
Spectra Energy Corp.	8,811	270
Tesoro Corp.	1,579	136
The Williams Cos., Inc.	8,954	144
Transocean Ltd.	4,487	41
Valero Energy Corp.	6,319	405
		15,952
Financials (15.7%):
Affiliated Managers Group, Inc.(a)	709	115
Aflac, Inc.	5,600	354
American Express Co.	10,979	673
American International Group, Inc.	16,235	877
American Tower Corp.	5,558	568
Ameriprise Financial, Inc.	2,284	215
Aon PLC	3,594	375
Apartment Investment & Management Co., Class A	2,052	86
Assurant, Inc.	863	67
AvalonBay Communities, Inc.	1,796	342
Bank of America Corp.	136,654	1,848
BB&T Corp.	10,238	341
Berkshire Hathaway, Inc., Class B(a)	24,586	3,489
BlackRock, Inc.	1,656	564
Boston Properties, Inc.	2,015	256
Capital One Financial Corp.	6,982	484
CBRE Group, Inc., Class A(a)	3,815	110
Chubb Ltd.	6,047	720
Cincinnati Financial Corp.	1,935	126
Citigroup, Inc.	39,095	1,632
Citizens Financial Group, Inc.	6,925	145
CME Group, Inc.	4,439	426
Comerica, Inc.	2,319	88
Crown Castle International Corp.	4,380	379
Discover Financial Services	5,610	286
E*TRADE Financial Corp.(a)	3,843	94
Equinix, Inc.	900	298
Equity Residential	4,780	359
Essex Property Trust, Inc.	866	203
Extra Space Storage, Inc.	1,620	151
Federal Realty Investment Trust	911	142
Fifth Third Bancorp	10,425	174
Franklin Resources, Inc.	4,973	194
General Growth Properties, Inc.	7,641	227

See notes to schedules of investments.

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	5,375	$248
HCP, Inc.	6,103	199
Host Hotels & Resorts, Inc.	9,864	165
Huntington Bancshares, Inc.	10,455	100
Intercontinental Exchange, Inc.	1,558	366
Invesco Ltd.	5,562	172
Iron Mountain, Inc.	2,522	86
JPMorgan Chase & Co.	48,310	2,860
KeyCorp	10,963	121
Kimco Realty Corp.	5,424	156
Legg Mason, Inc.	1,414	49
Leucadia National Corp.	4,374	71
Lincoln National Corp.	3,247	127
Loews Corp.	3,673	141
M&T Bank Corp.	2,099	233
Marsh & McLennan Cos., Inc.	6,845	416
McGraw-Hill Cos., Inc.	3,547	351
MetLife, Inc.	14,590	640
Moody’s Corp.	2,256	218
Morgan Stanley	19,822	496
NASDAQ, Inc.	1,508	100
Navient Corp.	4,754	57
Northern Trust Corp.	2,852	186
People’s United Financial, Inc.	4,071	65
Principal Financial Group, Inc.	3,572	141
Prologis, Inc.	6,881	304
Prudential Financial, Inc.	5,892	426
Public Storage	1,932	533
Realty Income Corp.	3,275	205
Regions Financial Corp.	17,132	134
Simon Property Group, Inc.	4,060	842
SL Green Realty Corp.	1,308	127
State Street Corp.	5,295	310
SunTrust Banks, Inc.	6,688	241
Synchrony Financial(a)	10,942	314
T. Rowe Price Group, Inc.	3,295	242
The Allstate Corp.	5,082	342
The Bank of New York Mellon Corp.	14,344	528
The Charles Schwab Corp.	15,722	441
The Goldman Sachs Group, Inc.	5,206	817
The Macerich Co.	1,765	140
The PNC Financial Services Group, Inc.	6,664	564
The Progressive Corp.	7,670	270
The Travelers Cos., Inc.	3,992	465
Torchmark Corp.	1,505	82
U.S. Bancorp	21,578	876
UDR, Inc.	3,542	136
Unum Group	3,195	99
Ventas, Inc.	4,369	275
Vornado Realty Trust	2,326	220
Wells Fargo & Co.	61,001	2,949
Welltower, Inc.	4,643	322
Weyerhaeuser Co.	10,344	320
Willis Towers Watson PLC	1,804	214
XL Group PLC	3,907	144
Zions Bancorp	2,680	65
		37,119
Health Care (14.2%):
Abbott Laboratories	19,576	819
Abbvie, Inc.	21,453	1,225
Aetna, Inc.	4,576	514
Agilent Technologies, Inc.	4,348	173
Alexion Pharmaceuticals, Inc.(a)	2,956	412
Allergan PLC(a)	5,172	1,386
AmerisourceBergen Corp.	2,563	222
Amgen, Inc.	9,900	1,484
Anthem, Inc.	3,426	476
Baxalta, Inc.	7,657	309
Baxter International, Inc.	7,179	295

See notes to schedules of investments.

Security Description	Shares	Value
Becton, Dickinson & Co.	2,765	$420
Biogen, Inc.(a)	2,925	761
Boston Scientific Corp.(a)	17,656	332
Bristol-Myers Squibb Co.	21,894	1,399
C.R. Bard, Inc.	969	196
Cardinal Health, Inc.	4,317	354
Celgene Corp.(a)	10,311	1,032
Centene Corp.(a)	2,249	138
Cerner Corp.(a)	3,995	212
Cigna Corp.	3,380	464
DaVita Healthcare Partners, Inc.(a)	2,187	160
DENTSPLY SIRONA, Inc.	3,199	197
Edwards Lifesciences Corp.(a)	2,831	250
Eli Lilly & Co.	12,810	922
Endo International PLC(a)	2,732	77
Express Scripts Holding Co.(a)	8,875	610
Gilead Sciences, Inc.	18,915	1,739
HCA Holdings, Inc.(a)	4,120	322
Henry Schein, Inc.(a)	1,088	188
Hologic, Inc.(a)	3,268	113
Humana, Inc.	1,945	356
Illumina, Inc.(a)	1,921	311
Intuitive Surgical, Inc.(a)	490	295
Johnson & Johnson	36,312	3,928
Laboratory Corp. of America Holdings(a)	1,328	156
Mallinckrodt PLC(a)	1,521	93
McKesson Corp.	3,020	475
Medtronic PLC	18,456	1,383
Merck & Co., Inc.	36,662	1,940
Mylan NV(a)	5,421	251
Patterson Cos., Inc.	1,096	51
PerkinElmer, Inc.	1,468	73
Perrigo Co. PLC	1,921	246
Pfizer, Inc.	81,014	2,401
Quest Diagnostics, Inc.	1,881	134
Regeneron Pharmaceuticals, Inc.(a)	1,019	367
St. Jude Medical, Inc.	3,709	204
Stryker Corp.	4,144	445
Tenet Healthcare Corp.(a)	1,308	38
Thermo Fisher Scientific, Inc.	5,238	742
UnitedHealth Group, Inc.	12,510	1,612
Universal Health Services, Inc., Class B	1,196	149
Varian Medical Systems, Inc.(a)	1,271	102
Vertex Pharmaceuticals, Inc.(a)	3,225	256
Waters Corp.(a)	1,071	141
Zimmer Holdings, Inc.	2,348	250
Zoetis, Inc.	6,012	267
		33,867
Industrials (10.1%):
3M Co.	8,080	1,346
Allegion PLC	1,258	80
American Airlines Group, Inc.	8,272	339
AMETEK, Inc.	3,122	156
C.H. Robinson Worldwide, Inc.	1,884	140
Caterpillar, Inc.	7,640	585
Cintas Corp.	1,148	103
CSX Corp.	12,796	329
Cummins, Inc.	2,155	237
Danaher Corp.	7,824	742
Deere & Co.	4,091	315
Delta Air Lines, Inc.	10,322	503
Dover Corp.	2,034	131
Dun & Bradstreet Corp.	473	49
Eaton Corp. PLC	6,073	380
Emerson Electric Co.	8,590	467
Equifax, Inc.	1,554	178
Expeditors International of Washington, Inc.	2,446	119
Fastenal Co.	3,802	186
FedEx Corp.	3,446	561

See notes to schedules of investments.

Security Description	Shares	Value
Flowserve Corp.	1,717	$76
Fluor Corp.	1,858	100
General Dynamics Corp.	3,900	512
General Electric Co.	123,863	3,938
Honeywell International, Inc.	10,115	1,133
Illinois Tool Works, Inc.	4,293	440
Ingersoll-Rand PLC	3,426	212
J.B. Hunt Transport Services, Inc.	1,188	100
Jacobs Engineering Group, Inc.(a)	1,608	70
Kansas City Southern	1,432	122
L-3 Communications Holdings, Inc.	1,029	122
Lockheed Martin Corp.	3,468	768
Masco Corp.	4,416	139
Nielsen Holdings PLC	4,777	251
Norfolk Southern Corp.	3,918	326
Northrop Grumman Corp.	2,393	474
PACCAR, Inc.	4,639	254
Parker-Hannifin Corp.	1,784	198
Pentair PLC	2,365	128
Pitney Bowes, Inc.	2,586	56
Quanta Services, Inc.(a)	2,096	47
Raytheon Co.	3,951	485
Republic Services, Inc., Class A	3,144	150
Robert Half International, Inc.	1,741	81
Rockwell Automation, Inc.	1,732	197
Rockwell Collins, Inc.	1,725	159
Roper Technologies, Inc.	1,323	242
Ryder System, Inc.	701	45
Snap-on, Inc.	761	119
Southwest Airlines Co.	8,534	382
Stanley Black & Decker, Inc.	1,964	207
Stericycle, Inc.(a)	1,115	141
Textron, Inc.	3,591	131
The ADT Corp.	2,164	89
The Boeing Co.	8,265	1,049
Tyco International PLC	5,547	204
Union Pacific Corp.	11,209	893
United Continental Holdings, Inc.(a)	4,892	293
United Parcel Service, Inc.	9,135	963
United Rentals, Inc.(a)	1,218	76
United Technologies Corp.	10,209	1,022
Verisk Analytics, Inc., Class A(a)	2,046	164
W.W. Grainger, Inc.	757	177
Waste Management, Inc.	5,449	321
Xylem, Inc.	2,353	96
		24,098
Information Technology (20.7%):
Accenture PLC, Class A	8,200	947
Activision Blizzard, Inc.	6,621	224
Adobe Systems, Inc.(a)	6,545	613
Akamai Technologies, Inc.(a)	2,335	130
Alliance Data Systems Corp.(a)	802	176
Alphabet, Inc., Class C(a)	3,899	2,905
Alphabet, Inc., Class A(a)	3,823	2,916
Amphenol Corp., Class A	4,045	234
Analog Devices, Inc.	4,095	242
Apple, Inc.(b)	73,170	7,975
Applied Materials, Inc.	15,082	319
Autodesk, Inc.(a)	2,968	173
Automatic Data Processing, Inc.	6,052	543
Broadcom Ltd.	5,104	789
CA, Inc.	3,883	120
Cisco Systems, Inc.	66,618	1,896
Citrix Systems, Inc.(a)	2,019	159
Cognizant Technology Solutions Corp., Class A(a)	7,980	500
Corning, Inc.	14,605	305
CSRA, Inc.	1,807	49
eBay, Inc.(a)	14,498	346
Electronic Arts, Inc.(a)	4,078	270

See notes to schedules of investments.

Security Description	Shares	Value
EMC Corp.	25,444	$678
F5 Networks, Inc.(a)	923	98
Facebook, Inc., Class A(a)	29,796	3,399
Fidelity National Information Services, Inc.	3,641	231
First Solar, Inc.(a)	993	68
Fiserv, Inc.(a)	2,999	308
FLIR Systems, Inc.	1,813	60
Harris Corp.	1,633	127
Hewlett Packard Enterprises Co.	23,599	418
HP, Inc.	23,707	292
Intel Corp.	61,932	2,005
International Business Machines Corp.	11,714	1,774
Intuit, Inc.	3,464	360
Juniper Networks, Inc.	4,658	119
KLA-Tencor Corp.	2,074	151
Lam Research Corp.	2,078	172
Linear Technology Corp.	3,139	140
MasterCard, Inc., Class A	12,996	1,228
Microchip Technology, Inc.	2,665	128
Micron Technology, Inc.(a)	14,250	149
Microsoft Corp.	104,834	5,789
Motorola Solutions, Inc.	2,108	160
NetApp, Inc.	3,837	105
NVIDIA Corp.	6,707	239
Oracle Corp.	42,016	1,718
Paychex, Inc.	4,211	227
PayPal Holdings, Inc.(a)	14,591	563
Qorvo, Inc.(a)	1,694	85
QUALCOMM, Inc.	19,728	1,009
Red Hat, Inc.(a)	2,399	179
salesforce.com, Inc.(a)	8,191	605
SanDisk Corp.	2,634	200
Seagate Technology PLC	3,924	135
Skyworks Solutions, Inc.	2,508	195
Symantec Corp.	8,865	163
TE Connectivity Ltd.	5,069	313
Teradata Corp.(a)	1,746	46
Texas Instruments, Inc.	13,312	764
The Western Union Co.	6,631	128
Total System Services, Inc.	2,221	106
VeriSign, Inc.(a)	1,287	114
Visa, Inc., Class A	25,544	1,954
Western Digital Corp.	3,041	144
Xerox Corp.	12,490	139
Xilinx, Inc.	3,372	160
Yahoo!, Inc.(a)	11,403	420
		49,396
Materials (2.8%):
Air Products & Chemicals, Inc.	2,545	367
Airgas, Inc.	850	120
Alcoa, Inc.	17,193	165
Avery Dennison Corp.	1,195	86
Ball Corp.	1,789	128
CF Industries Holdings, Inc.	3,058	96
E.I. du Pont de Nemours & Co.	11,503	728
Eastman Chemical Co.	1,949	141
Ecolab, Inc.	3,488	389
FMC Corp.	1,753	71
Freeport-McMoRan, Inc.	16,404	170
International Flavors & Fragrances, Inc.	1,052	120
International Paper Co.	5,440	223
LyondellBasell Industries NV, Class A	4,719	404
Martin Marietta Materials, Inc.	867	138
Monsanto Co.	5,772	506
Newmont Mining Corp.	6,943	185
Nucor Corp.	4,194	197
Owens-Illinois, Inc.(a)	2,111	34
PPG Industries, Inc.	3,534	394
Praxair, Inc.	3,738	428

See notes to schedules of investments.

Security Description	Shares	Value
Sealed Air Corp.	2,590	$124
The Dow Chemical Co.	14,759	751
The Mosaic Co.	4,401	119
The Sherwin-Williams Co.	1,038	295
Vulcan Materials Co.	1,749	185
WestRock Co.	3,374	132
		6,696
Telecommunication Services (2.8%):
AT&T, Inc.	80,738	3,162
CenturyLink, Inc.	7,205	230
Frontier Communications Corp.	15,331	86
Level 3 Communications, Inc.(a)	3,787	200
Verizon Communications, Inc.	53,399	2,888
		6,566
Utilities (3.4%):
AES Corp.	8,831	104
AGL Resources, Inc.	1,577	103
Ameren Corp.	3,184	160
American Electric Power Co., Inc.	6,441	428
American Water Works Co., Inc.	2,360	163
CenterPoint Energy, Inc.	5,646	118
CMS Energy Corp.	3,636	154
Consolidated Edison, Inc.	3,847	295
Dominion Resources, Inc.	7,813	586
DTE Energy Co.	2,355	214
Duke Energy Corp.	9,033	728
Edison International	4,275	307
Entergy Corp.	2,341	186
Eversource Energy	4,162	243
Exelon Corp.	12,069	433
FirstEnergy Corp.	5,551	200
NextEra Energy, Inc.	6,043	715
NiSource, Inc.	4,182	99
NRG Energy, Inc.	4,123	54
PG&E Corp.	6,437	384
Pinnacle West Capital Corp.	1,454	109
PPL Corp.	8,817	336
Public Service Enterprise Group, Inc.	6,639	313
SCANA Corp.	1,875	132
Sempra Energy	3,094	321
TECO Energy, Inc.	3,087	85
The Southern Co.	11,929	617
WEC Energy Group, Inc.	4,142	249
Xcel Energy, Inc.	6,660	279
		8,115
Total Common Stocks (Cost $73,044)		237,049
Investment Companies (0.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(c)	686,626	687
Total Investment Companies (Cost $687)		687
Total Investments (Cost $73,731) — 99.8%		237,736
Other assets in excess of liabilities — 0.2%		366
NET ASSETS - 100.00%		$238,102

(a)	Non-income producing security.
(b)	All or a portion of this security has been designated as collateral for futures contracts.
(c)	Rate disclosed is the daily yield on March 31, 2016.

PLC—Public Liability Co.

See notes to schedules of investments.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	10	6/20/16	$1,025,750	$36,000
				$36,000

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)
Consumer Discretionary (17.8%):
Advance Auto Parts, Inc.	451,400	$72,377
Carter’s, Inc.	957,800	100,933
Cracker Barrel Old Country Store, Inc.	415,400	63,419
Discovery Communications, Inc., Class A(a)	999,000	28,601
Discovery Communications, Inc., Class C(a)	997,700	26,938
Dollar General Corp.	1,158,200	99,142
L Brands, Inc.	865,000	75,956
Liberty Broadband Corp., Class A(a)	472,861	27,502
Liberty Broadband Corp., Class C(a)	859,121	49,786
Liberty Media Corp., Series A(a)	706,346	27,286
Liberty Media Corp.(a)	1,384,992	52,753
Penske Automotive Group, Inc.	1,492,500	56,566
Ross Stores, Inc.	1,981,000	114,699
Royal Caribbean Cruises Ltd.	555,900	45,667
Thor Industries, Inc.	1,056,900	67,399
Toll Brothers, Inc.(a)	2,206,600	65,117
		974,141
Consumer Staples (6.6%):
Church & Dwight Co., Inc.	1,013,350	93,411
Hormel Foods Corp.	1,667,400	72,099
Monster Beverage Corp.(a)	656,400	87,551
The Hain Celestial Group, Inc.(a)	1,186,000	48,519
WhiteWave Foods Co., Class A(a)	1,506,200	61,212
		362,792
Energy (3.4%):
Concho Resources, Inc.(a)	664,200	67,111
Diamondback Energy, Inc.(a)	861,200	66,467
Gulfport Energy Corp.(a)	1,122,300	31,806
Oceaneering International, Inc.	705,600	23,454
		188,838
Financials (22.1%):
Affiliated Managers Group, Inc.(a)	584,100	94,858
Ally Financial, Inc.(a)	3,887,500	72,774
BofI Holding, Inc.(a)	2,707,600	57,780
CBRE Group, Inc., Class A(a)	1,005,400	28,976
Digital Realty Trust, Inc.	765,725	67,759
Essex Property Trust, Inc.	260,250	60,862
Invesco Ltd.	2,926,000	90,033
Kilroy Realty Corp.	971,700	60,119
Kimco Realty Corp.	2,062,200	59,350
Northern Trust Corp.	1,120,700	73,036
Radian Group, Inc.	6,194,300	76,810
Reinsurance Group of America, Inc.	1,023,400	98,502
Signature Bank(a)	666,475	90,721
SLM Corp.(a)	8,896,500	56,582
SunTrust Banks, Inc.	1,228,500	44,324
SVB Financial Group(a)	694,000	70,823
The Macerich Co.	1,236,300	97,964
		1,201,273
Health Care (9.1%):
BioMarin Pharmaceutical, Inc.(a)	1,036,725	85,509
C.R. Bard, Inc.	424,500	86,033
Centene Corp.(a)	470,700	28,981
Cerner Corp.(a)	1,202,200	63,669
HealthSouth Corp.	2,106,800	79,279
PerkinElmer, Inc.	1,542,600	76,297
Perrigo Co. PLC	534,300	68,353
		488,121
Industrials (11.8%):
A.O. Smith Corp.	952,000	72,647
Acuity Brands, Inc.	382,900	83,525
AMETEK, Inc.	1,272,900	63,620

See notes to schedules of investments.

Security Description	Shares	Value
Carlisle Cos., Inc.	670,000	$66,665
Fortune Brands Home & Security, Inc.	1,509,200	84,576
KAR Auction Services, Inc.	1,729,600	65,967
Stericycle, Inc.(a)	564,075	71,181
Verisk Analytics, Inc., Class A(a)	907,500	72,527
WABCO Holdings, Inc.(a)	612,300	65,467
		646,175
Information Technology (16.5%):
Amphenol Corp., Class A	1,132,900	65,504
Broadcom Ltd.	627,400	96,933
Check Point Software Technologies Ltd.(a)	937,975	82,045
Cognizant Technology Solutions Corp., Class A(a)	1,311,620	82,239
Fidelity National Information Services, Inc.	1,111,900	70,394
IPG Photonics Corp.(a)	992,600	95,369
j2 Global, Inc.	855,900	52,706
Microchip Technology, Inc.	1,476,600	71,172
ON Semiconductor Corp.(a)	6,822,600	65,429
PTC, Inc.(a)	1,579,200	52,366
Red Hat, Inc.(a)	1,165,500	86,842
Skyworks Solutions, Inc.	1,042,300	81,194
		902,193
Materials (5.7%):
Bemis Co., Inc.	1,179,600	61,080
Eagle Materials	585,000	41,014
Gcp Applied Technologies(a)	702,900	14,016
LyondellBasell Industries NV, Class A	908,000	77,707
RPM International, Inc.	1,457,200	68,970
W.R. Grace & Co.(a)	702,900	50,032
		312,819
Telecommunication Services (1.6%):
SBA Communications Corp.(a)	855,300	85,675
Utilities (4.3%):
Black Hills Corp.	631,700	37,984
ITC Holdings Corp.	1,503,300	65,499
NiSource, Inc.	2,812,700	66,267
Sempra Energy	636,300	66,207
		235,957
Total Common Stocks (Cost $3,914,061)		5,397,984
Exchange-Traded Funds (1.2%)
SPDR S&P MidCap 400 ETF	256,888	67,490
Total Exchange-Traded Funds (Cost $65,863)		67,490
Investment Companies (0.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	5,983,827	5,984
Total Investment Companies (Cost $5,984)		5,984
Total Investments (Cost $3,985,908) — 100.2%		5,471,458
Liabilities in excess of other assets — (0.2)%		(8,299)
NET ASSETS - 100.00%		$5,463,159

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on March 31, 2016.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Munder Small Cap Growth Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Communications Equipment (2.4%):
CalAmp Corp.(a)	2,644	$47
Silicom Ltd.	1,454	50
		97
Consumer Discretionary (18.8%):
Asbury Automotive Group, Inc.(a)	629	38
Brunswick Corp.	992	48
Burlington Stores, Inc.(a)	1,408	79
Choice Hotels International, Inc.	528	29
Culp, Inc.	2,026	53
Dave & Buster’s Enterntainment, Inc.(a)	1,607	62
Drew Industries, Inc.	917	59
Gentherm, Inc.(a)	1,048	44
Liberty Broadband Corp., Class A(a)	1,023	59
Lithia Motors, Inc.	529	46
Papa John’s International, Inc.	644	35
Planet Fitness, Inc., Class A(a)	3,175	52
Pool Corp.	689	60
Tenneco, Inc.(a)	909	47
Texas Roadhouse, Inc.	1,480	65
		776
Consumer Staples (2.9%):
Spectrum Brands Holdings, Inc.	449	49
The Hain Celestial Group, Inc.(a)	901	37
United Natural Foods, Inc.(a)	778	31
		117
Electronic Equipment, Instruments & Components (2.2%):
ePlus, Inc.(a)	633	51
Napco Security Systems, Inc.(a)	6,133	38
		89
Energy (2.5%):
Carrizo Oil & Gas, Inc.(a)	759	23
Diamondback Energy, Inc.(a)	642	50
Matador Resources Co.(a)	1,493	28
		101
Financials (9.4%):
BofI Holding, Inc.(a)	1,559	33
Colliers International Group, Inc.	843	32
Employers Holdings, Inc.	1,252	35
Firstservice Corp.	1,195	49
Hersha Hospitality Trust	2,056	44
Peapack-Gladstone Financial Corp.	2,485	42
Radian Group, Inc.	2,927	37
Resource Capital Corp.	2,989	34
Silvercrest Asset Management Group, Inc.	3,387	43
SLM Corp.(a)	5,733	36
		385
Health Care (20.9%):
Acadia Pharmaceuticals, Inc.(a)	434	12
Adamas Pharmaceuticals, Inc.(a)	756	11
Aduro Biotech, Inc.(a)	731	9
Agenus, Inc.(a)	3,135	13
AMN Healthcare Services, Inc.(a)	1,338	45
Amphastar Pharmaceuticals, Inc.(a)	1,355	16
Anacor Pharmaceuticals, Inc.(a)	224	12
Arrowhead Research Corp.(a)	3,053	15
Atricure, Inc.(a)	2,718	46
Bluebird Bio, Inc.(a)	228	10
Celldex Therapeutics, Inc.(a)	1,334	5
Cempra, Inc.(a)	753	13
Cepheid(a)	417	14
Chimerix, Inc.(a)	2,265	12

See notes to schedules of investments.

Security Description	Shares	Value
Clovis Oncology, Inc.(a)	157	$3
Corium International, Inc.(a)	3,370	13
Curis, Inc.(a)	6,665	11
Dynavax Technologies Corp.(a)	1,191	22
Esperion Therapeutics, Inc.(a)	237	4
Exact Sciences Corp.(a)	534	4
Flexion Therapeutics, Inc.(a)	1,189	11
Foamix Pharmaceuticals Ltd.(a)	1,690	11
GenMark Diagnostics, Inc.(a)	5,359	28
Greatbatch, Inc.(a)	1,009	36
HealthSouth Corp.	1,140	43
ICU Medical, Inc.(a)	262	27
Idera Pharmaceuticals, Inc.(a)	6,937	14
Insys Therapeutics, Inc.(a)	822	13
Keryx Biopharmaceuticals, Inc.(a)	2,392	11
Medgenics, Inc.(a)	3,174	14
Merit Medical Systems, Inc.(a)	3,253	60
MiMedx Group, Inc.(a)	2,532	22
Nektar Therapeutics(a)	2,512	35
Neurocrine Biosciences, Inc.(a)	498	20
Novavax, Inc.(a)	3,741	19
Nuvectra Corp.(a)	337	2
Pacira Pharmaceuticals, Inc.(a)	503	27
Portola Pharmaceuticals, Inc.(a)	787	16
RadNet, Inc.(a)	6,010	29
Relypsa, Inc.(a)	397	5
Team Health Holdings, Inc.(a)	625	26
Tetraphase Pharmaceuticals, Inc.(a)	620	3
TG Therapeutics, Inc.(a)	1,469	13
Trevena, Inc.(a)	2,196	18
Uniqure NV(a)	1,150	14
Vocera Communications, Inc.(a)	3,094	39
Xencor, Inc.(a)	1,417	19
		865
Industrials (14.7%):
Apogee Enterprises, Inc.	1,023	45
Applied Industrial Technologies, Inc.	976	42
Astronics Corp.(a)	1,318	50
Caesarstone Sdot Yam Ltd.(a)	904	31
Comfort Systems USA, Inc.	1,102	35
Continental Building Products, Inc.(a)	2,450	45
Lydall, Inc.(a)	1,572	51
Marten Transport Ltd.	2,360	44
Mobile Mini, Inc.	1,484	49
On Assignment, Inc.(a)	1,409	52
Trex Co., Inc.(a)	1,077	52
TrueBlue, Inc.(a)	1,812	47
Watsco, Inc.	436	59
		602
Internet Software & Services (2.3%):
j2 Global, Inc.	746	46
SciQuest, Inc.(a)	3,369	47
		93
IT Services (5.7%):
EPAM Systems, Inc.(a)	798	60
Euronet Worldwide, Inc.(a)	975	72
Perficient, Inc.(a)	2,581	56
Syntel, Inc.(a)	955	48
		236
Materials (2.1%):
Berry Plastics Group, Inc.(a)	1,120	40
Trecora Resources(a)	4,598	44
		84
Semiconductors & Semiconductor Equipment (2.0%):
ON Semiconductor Corp.(a)	4,731	45

See notes to schedules of investments.

Security Description	Shares	Value
PDF Solutions, Inc.(a)	2,822	$38
		83
Software (10.1%):
Fleetmatics Group PLC(a)	932	38
Globant SA(a)	1,129	35
Imperva, Inc.(a)	784	40
Monotype Imaging Holdings, Inc.	1,618	39
PTC, Inc.(a)	1,464	50
QAD, Inc.	2,148	46
SS&C Technologies Holdings, Inc.	728	46
Synchronoss Technologies, Inc.(a)	1,096	35
Take-Two Interactive Software(a)	1,152	43
Zix Corp.(a)	12,292	48
		420
Technology Hardware, Storage & Peripherals (0.6%):
Immersion Corp.(a)	3,059	25
Utilities (0.8%):
Connecticut WTR Service, Inc.	734	33
Total Common Stocks (Cost $4,587)		4,006
Exchange-Traded Funds (2.0%)
iShares Russell 2000 Growth ETF	617	82
Total Exchange-Traded Funds (Cost $72)		82
Investment Companies (0.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(b)	26,316	26
Total Investment Companies (Cost $26)		26
Total Investments (Cost $4,685) — 100.0%		4,114
Other assets in excess of liabilities — 0.0%		1
NET ASSETS - 100.00%		$4,115

(a)      Non-income producing security.

(b)      Rate disclosed is the daily yield on March 31, 2016.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent Emerging Markets Small-Cap Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)
Bermuda (0.5%):
Consumer Discretionary (0.5%):
GOME Electrical Appliances Holding Ltd.	128,000	$18
Brazil (6.2%):
Consumer Discretionary (1.9%):
Gafisa SA (b)	36,200	27
Mahle-Metal Leve SA	3,800	25
Smiles SA	1,900	20
		72
Consumer Staples (1.0%):
Sao Martinho SA	3,000	40
Energy (0.5%):
Qgep Paticipacoes SA	16,400	19
Financials (1.5%):
Banco ABC Brasil SA	6,700	23
Sul America SA	7,500	34
		57
Health Care (0.7%):
Fleury SA	4,200	25
Utilities (0.6%):
EDP - Energias do Brasil SA	6,400	22
		235
Chile (0.9%):
Consumer Staples (0.9%):
Vina Concha y Toro SA	19,923	35
China (12.6%):
Consumer Discretionary (3.9%):
China Lodging Group Ltd., ADR	1,361	52
Huangshan Tourism Development Co. Ltd., Class B	15,700	32
Peak Sport Products Co. Ltd.	98,000	24
Xtep International Holdings Ltd.	72,500	39
		147
Consumer Staples (0.9%):
Anhui Gujing Distillery Co. Ltd., Class B	9,600	32
Financials (1.3%):
Central China Securities Co. Ltd., Class H	55,000	29
Logan Property Holdings Co. Ltd.	50,000	18
		47
Health Care (0.9%):
3SBio, Inc. (b)	14,500	20
Sihuan Pharmaceutical Holdings Group Ltd.	53,000	15
		35
Industrials (1.8%):
Shenzhen Expressway Co. Ltd., Class H	44,000	39
Sinotrans Ltd.	67,000	29
		68
Information Technology (3.1%):
Autohome, Inc., ADR (b)	604	17
Hua Hong Semiconductor Ltd. (b)	21,000	21
JinkoSolar Holding Co., ADR (b)	1,186	25
Sunny Optical Technology Group Co. Ltd.	12,000	34
Xinyi Solar Holdings Ltd.	60,000	21
		118
Utilities (0.7%):
China Power International Development Ltd.	49,000	25
		472

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Cyprus (0.6%):
Financials (0.6%):
TCS Group Holding PLC, GDR (b)	5,883	$21
Egypt (1.0%):
Financials (1.0%):
Palm Hills Developments SAE (b)	109,797	36
Greece (1.1%):
Industrials (1.1%):
Aegean Airlines	4,149	40
Hong Kong (7.2%):
Consumer Discretionary (0.8%):
Skyworth Digital Holdings Ltd.	51,285	32
Energy (0.5%):
NewOcean Energy Holdings Ltd.	52,000	19
Financials (1.6%):
Shenzhen Investment Ltd.	152,000	60
Industrials (1.4%):
China High Speed Transmission Equipment Group Co. Ltd. (b)	63,000	52
Information Technology (0.5%):
Ju Teng International Holdings Ltd.	36,000	19
Materials (1.4%):
Lee & Man Paper Manufacturing Ltd.	75,000	51
Telecommunication Services (0.5%):
Citic Telecom International Holdings Ltd.	48,000	18
Utilities (0.5%):
Canvest Environmental Protection Group Co. Ltd. (b)	41,000	19
		270
Hungary (0.8%):
Telecommunication Services (0.8%):
Magyar Telekom Telecommunications PLC (b)	18,168	30
India (7.8%):
Consumer Discretionary (1.1%):
Welspun India Ltd.	26,830	40
Consumer Staples (1.1%):
Radico Khaitan Ltd.	27,884	40
Energy (0.8%):
Mangalore Refinery and Petrochemicals Ltd. (b)	29,111	30
Financials (1.8%):
Housing Development & Infrastructure Ltd. (b)	23,394	26
Reliance Capital Ltd.	3,066	17
SKS Microfinance Ltd. (b)	3,223	27
		70
Health Care (1.4%):
Alembic Pharmeceuticals Ltd.	2,627	24
Jubilant Life Sciences Ltd.	4,699	29
		53
Industrials (0.5%):
NCC, Ltd.	17,760	20
Information Technology (0.5%):
Mindtree Ltd.	1,918	19
Utilities (0.6%):
JSW Energy Ltd.	20,671	22
		294
Indonesia (2.9%):
Consumer Staples (1.1%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	308,500	42

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Energy (0.6%):
Tambang Batubara Bukit Asam Tbk PT	50,900	$24
Financials (0.6%):
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	298,500	22
Industrials (0.6%):
PT Garuda Indonesia Persero Tbk (b)	701,700	23
		111
Jersey (1.3%):
Information Technology (1.3%):
WNS (Holdings) Ltd., ADR (b)	1,625	50
Korea, Republic Of (16.2%):
Consumer Discretionary (3.7%):
CJ Hellovision Co. Ltd.	2,046	23
Handsome Co. Ltd.	831	29
S&T Motiv Co. Ltd.	1,062	64
SL Corp.	1,455	21
		137
Financials (1.4%):
KB Insurance Co. Ltd.	659	20
KIWOOM Securities Co. Ltd.	588	34
		54
Health Care (3.3%):
Chong Kun Dang Pharmaceutical Corp.	214	26
Dongkook Pharmaceutical Co. Ltd.	425	24
Osstem Implant Co. Ltd. (b)	328	23
Value Added Technology Co. Ltd.	708	27
Vieworks Co. Ltd.	567	25
		125
Industrials (1.2%):
AJ Networks Co. Ltd. (b)	614	22
Korea Electric Terminal Co. Ltd.	273	23
		45
Information Technology (3.2%):
Com2us Corp. (b)	337	37
Partron Co. Ltd.	2,509	27
SFA Engineering Corp.	422	22
WiSol Co. Ltd.	2,416	35
		121
Materials (3.4%):
Seah Besteel Corp.	1,790	43
SKC Co. Ltd.	1,266	35
Soulbrain Co. Ltd.	1,382	50
		128
		610
Malaysia (2.2%):
Health Care (0.9%):
Supermax Corp.Berhad	51,600	34
Information Technology (0.8%):
Unisem (M) Berhad	50,100	29
Telecommunication Services (0.5%):
TIME dotCom Berhad	10,300	19
		82
Mexico (5.5%):
Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	49,100	18
Consumer Staples (0.5%):
Gruma SAB de CV, Class B	1,195	19
Financials (2.2%):
Gentera SAB de CV	10,700	21
Macquarie Mexico Real Estate Management SA de CV	31,600	43

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Prologis Property Mexico SA de CV	12,000	$19
		83
Industrials (1.1%):
OHL Mexico SAB de CV (b)	27,000	43
Materials (1.2%):
Alpek Sab de CV	28,600	45
		208
Philippines (2.6%):
Consumer Discretionary (0.7%):
ABS-CBN Holdings Corp. (b)	23,010	28
Financials (1.2%):
Filinvest Land, Inc.	1,144,000	44
Industrials (0.7%):
Cebu Air, Inc.	13,180	26
		98
Russian Federation (3.1%):
Consumer Staples (0.9%):
Ros Agro PLC, Registered Shares, GDR (b)	2,130	36
Financials (1.4%):
Moscow Exchange MICEX	33,571	52
Materials (0.8%):
ALROSA AO	28,938	30
		118
Singapore (0.9%):
Financials (0.9%):
Yanlord Land Group Ltd.	36,600	33
South Africa (4.4%):
Consumer Discretionary (1.1%):
Super Group Ltd. (b)	14,467	43
Financials (0.4%):
Emira Property Fund Ltd.	16,163	16
Industrials (0.6%):
Raubex Group Ltd.	16,762	21
Materials (2.3%):
Mpact Ltd.	12,469	44
Sappi Ltd. (b)	9,244	41
		85
		165
Taiwan (12.3%):
Consumer Discretionary (3.0%):
Taiwan Paiho Ltd.	15,000	45
Tung Thih Electronic Co. Ltd.	4,000	66
		111
Health Care (0.6%):
St.Shine Optical Co. Ltd.	1,000	20
Industrials (3.1%):
AirTac International Group	4,000	24
Shin Zu Shing Co. Ltd.	11,000	39
Sporton International, Inc.	4,154	21
Voltronic Power Technology Corp.	2,100	33
		117
Information Technology (5.6%):
Arcadyan Technology Corp.	16,000	23
Compeq Manufacturing Co. Ltd.	38,000	24
Flexium Interconnect, Inc.	7,373	19
Powertech Technology, Inc.	18,000	41
Primax Electronics Ltd.	23,000	27
Silicon Motion Technology Corp., ADR	1,306	51
Sitronix Technology Corp.	9,000	26
		211
		459

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Thailand (3.9%):
Financials (2.2%):
AP Thailand PCL	117,000	20
Supalai Public Co. Ltd.	48,000	26
Thanachart Capital PCL	35,100	38
		84
Information Technology (1.0%):
KCE Electronics Public Co. Ltd.	16,800	38
Telecommunication Services (0.7%):
Thaicom PCL (b)	29,900	24
		146
Turkey (1.6%):
Industrials (0.7%):
Tekfen Holding AS	14,737	28
Materials (0.9%):
Akcansa Cimento AS	6,427	33
		61
United Arab Emirates (1.0%):
Consumer Staples (1.0%):
Agthia Group PJSC	17,439	36
Total Common Stocks (Cost $3,467)		3,628
Preferred Stocks (0.9%)
Russian Federation (0.9%):
Energy (0.9%):
Ak Transneft OAO	12	33
Total Preferred Stocks (Cost $26)		33
Exchange-Traded Funds (2.5%)
United States (2.5%):
iShares MSCI China Small-Cap ETF	1,213	51
iShares MSCI Emerging Markets Small-Cap ETF	1,076	44
		95
Total Exchange-Traded Funds (Cost $93)		95
Cash Equivalents (1.8%)
United States (1.8%):
Citibank Money Market Deposit Account, 0.05%(c)	$67	67
Total Cash Equivalents (Cost $67)		67
Total Investments (Cost $3,653) — 101.8%		3,823
Liabilities in excess of other assets — (1.8)%		(64)
NET ASSETS - 100.00%		$3,759

See notes to schedules of investments.

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, and Mexico were fair valued at March 31, 2016.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

OAO—Russian Open Joint Stock Corporations

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Fund-Core Equity	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.5%)
Australia (5.3%):
Consumer Staples (0.5%):
Treasury Wine Estates Ltd.	14,290	$106
Energy (0.5%):
Beach Energy Ltd.	220,615	111
Financials (2.9%):
Commonwealth Bank of Australia	1,095	63
Dexus Property Group	19,135	116
Lendlease Group	6,191	66
Macquarie Group Ltd.	3,265	165
Medibank Private Ltd.	45,756	102
Westpac Banking Corp.	3,644	85
		597
Health Care (0.3%):
Estia Health Ltd.	13,663	60
Industrials (0.4%):
Qantas Airways Ltd.	24,792	77
Materials (0.7%):
Rio Tinto Ltd.	4,185	136
		1,087
Austria (0.6%):
Financials (0.4%):
Erste Group Bank AG (b)	2,864	80
Materials (0.2%):
Voestalpine AG	1,588	53
		133
Belgium (1.4%):
Consumer Staples (0.8%):
Delhaize Group SA	1,576	164
Financials (0.3%):
KBC Groep NV	1,068	55
Materials (0.3%):
Solvay SA	629	63
		282
Brazil (0.7%):
Consumer Discretionary (0.4%):
Smiles SA	8,100	87
Financials (0.3%):
Sul America SA	12,400	55
		142
Canada (6.2%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,891	81
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc., Class B	2,295	102
Energy (1.9%):
Parex Resources, Inc. (b)	16,273	137
Raging River Exploration, Inc. (b)	11,139	78
Seven Generations Energy Ltd., Class A (b)	6,134	92
Tourmaline Oil Corp. (b)	3,722	79
		386
Financials (2.6%):
Canadian Apartment Properties REIT	3,528	78
Canadian Imperial Bank of Commerce	2,284	171
Royal Bank of Canada	3,103	179
Sun Life Financial, Inc.	3,408	110
		538

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (0.4%):
Air Canada (b)	10,068	$70
Materials (0.4%):
OceanaGold Corp.	31,550	87
		1,264
China (3.5%):
Consumer Discretionary (0.4%):
Chongqing Changan Automobile Co. Ltd. (c)	40,026	75
Financials (1.5%):
Bank of China Ltd.	248,275	103
Industrial & Commercial Bank of China Ltd.	252,250	141
New China Life Insurance Co. Ltd., Class H	17,000	60
		304
Industrials (0.5%):
China Railway Construction Corp. Ltd.	94,075	112
Information Technology (1.1%):
AAC Technologies Holdings, Inc.	10,500	80
Alibaba Group Holding Ltd., ADR (b)	836	66
Tencent Holdings Ltd.	3,700	76
		222
		713
Denmark (2.7%):
Consumer Discretionary (1.5%):
Pandora A/S	2,269	297
Financials (0.5%):
Danske Bank A/S	3,649	103
Health Care (0.4%):
Novo Nordisk A/S, Class B	1,360	74
Industrials (0.3%):
Vestas Wind Systems A/S	1,015	71
		545
Finland (0.7%):
Financials (0.3%):
Sampo Oyj, Class A	1,244	59
Telecommunication Services (0.4%):
Elisa Oyj	2,454	95
		154
France (6.5%):
Consumer Discretionary (1.0%):
Renault SA	1,126	112
Valeo SA	620	96
		208
Consumer Staples (0.3%):
Danone SA	854	61
Energy (0.8%):
Total SA	2,778	126
Total SA, ADR	746	34
		160
Financials (0.6%):
AXA SA	2,922	68
BNP Paribas SA	1,228	62
		130
Industrials (2.0%):
Airbus Group SE	1,345	89
Teleperformance	1,807	159
Thales SA	792	69
Vinci SA	1,159	86
		403

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Information Technology (0.6%):
Cap Gemini SA	1,254	$118
Telecommunication Services (0.6%):
Orange SA	7,338	128
Utilities (0.6%):
Veolia Environnement SA	4,850	117
		1,325
Germany (6.0%):
Consumer Discretionary (0.9%):
Daimler AG, Registered Shares	2,449	187
Financials (0.9%):
Hannover Rueck SE	1,553	181
Health Care (1.3%):
Bayer AG	883	103
Fresenius SE & Co. KGaA	2,249	164
		267
Industrials (0.6%):
Siemens AG	1,167	123
Information Technology (1.3%):
Infineon Technologies AG	6,396	91
SAP SE	828	66
United Internet AG	1,353	68
Wirecard AG	1,234	47
		272
Telecommunication Services (1.0%):
Deutsche Telekom AG, Registered Shares	8,015	144
Freenet AG	2,259	67
		211
		1,241
Hong Kong (2.9%):
Energy (0.3%):
CNOOC Ltd.	54,000	63
Financials (1.1%):
BOC Hong Kong Holdings Ltd.	21,500	64
Cheung Kong Property Holdings Ltd.	12,395	80
China Overseas Land & Investment Ltd.	26,000	83
		227
Industrials (0.7%):
CK Hutchison Holdings Ltd.	10,395	135
Telecommunication Services (0.5%):
China Mobile Ltd.	9,000	100
Utilities (0.3%):
CLP Holdings Ltd.	7,000	63
		588
India (1.3%):
Energy (0.6%):
Reliance Industries Ltd.	8,592	136
Health Care (0.3%):
Aurobindo Pharma Ltd.	5,181	58
Information Technology (0.4%):
Infosys Ltd.	4,351	80
		274
Indonesia (0.7%):
Consumer Staples (0.4%):
PT Gudang Garam TBK	14,100	69
Utilities (0.3%):
PT Perusahaan Gas Negara Persero TBK	340,000	67
		136

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Ireland (1.6%):
Health Care (0.5%):
ICON PLC (b)	1,397	$105
Materials (1.1%):
CRH PLC	4,350	123
Smurfit Kappa Group PLC	3,632	93
		216
		321
Israel (1.2%):
Health Care (0.8%):
Teva Pharmaceutical Industries Ltd.	3,092	166
Information Technology (0.4%):
Mellanox Technologies Ltd. (b)	1,474	80
		246
Italy (1.2%):
Energy (0.3%):
Eni SpA	4,205	64
Utilities (0.9%):
Enel SpA	24,312	108
Snam SpA	10,662	66
		174
		238
Japan (16.5%):
Consumer Discretionary (3.1%):
Bridgestone Corp.	5,600	209
Fuji Heavy Industries Ltd.	3,700	131
Panasonic Corp.	5,900	53
Sekisui House Ltd.	5,600	95
Toyota Motor Corp.	2,925	155
		643
Consumer Staples (1.7%):
Japan Tobacco, Inc.	4,200	175
Matsumotokiyoshi Holdings Co. Ltd.	1,300	68
MEIJI Holdings Co. Ltd.	1,300	104
		347
Financials (3.6%):
Chiba Bank Ltd.	11,700	58
Daiwa House Industry Co. Ltd.	6,800	191
Mizuho Financial Group, Inc.	38,900	58
ORIX Corp.	11,600	165
Sumitomo Mitsui Financial Group, Inc.	4,725	144
Tokio Marine Holdings, Inc.	3,300	112
		728
Health Care (1.6%):
Astellas Pharma, Inc.	4,400	58
Hoya Corp.	1,500	57
ONO Pharmaceutical Co. Ltd.	2,000	85
Shionogi & Co. Ltd.	2,800	132
		332
Industrials (2.6%):
Central Japan Railway Co.	1,000	177
Mitsubishi Electric Corp.	12,000	126
Mitsubishi Heavy Industries Ltd.	18,000	67
OBAYASHI Corp.	9,400	92
TAISEI Corp.	10,000	66
		528
Information Technology (1.6%):
FUJIFILM Holdings Corp.	2,000	79
Keyence Corp.	100	54
Murata Manufacturing Co. Ltd.	1,000	121
Nexon Co. Ltd.	4,000	68
		322

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Toray Industries, Inc.	7,000	$60
Ube Industries Ltd.	56,000	99
		159
Telecommunication Services (1.3%):
KDDI Corp.	4,000	107
Nippon Telegraph & Telephone Corp.	3,700	160
		267
Utilities (0.2%):
Kansai Electric Power Co. (b)	5,100	45
		3,371
Korea, Republic Of (2.4%):
Consumer Discretionary (0.3%):
Kangwon Land, Inc.	2,017	72
Consumer Staples (0.3%):
Amorepacific Corp.	196	66
Financials (0.5%):
Industrial Bank of Korea	8,764	94
Information Technology (0.7%):
Samsung Electronics Co. Ltd.	121	139
Materials (0.6%):
LG Chem Ltd.	221	63
Lotte Chemical Corp.	216	65
		128
		499
Luxembourg (0.3%):
Consumer Discretionary (0.3%):
RTL Group SA	737	62
Malaysia (0.4%):
Health Care (0.4%):
Top Glove Corp.	60,600	78
Mexico (1.2%):
Consumer Staples (0.6%):
Gruma SAB de CV, Class B	7,700	122
Financials (0.3%):
Macquarie Mexico Real Estate Management SA de CV	47,300	64
Industrials (0.3%):
OHL Mexico SAB de CV (b)	37,800	60
		246
Netherlands (3.0%):
Consumer Discretionary (0.5%):
Wolters Kluwer NV	2,444	97
Consumer Staples (0.6%):
Heineken NV	1,453	132
Energy (0.6%):
Royal Dutch Shell PLC, Class B	5,047	123
Financials (0.4%):
ING Groep NV	7,016	84
Industrials (0.6%):
AerCap Holdings NV (b)	2,946	114
Materials (0.3%):
AKZO Nobel NV	942	64
		614
Norway (1.0%):
Financials (0.4%):
DNB ASA	7,783	92
Materials (0.6%):
Yara International ASA	3,180	119
		211

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Philippines (0.4%):
Telecommunication Services (0.4%):
Globe Telecom, Inc.	1,820	$88
Poland (0.6%):
Consumer Discretionary (0.3%):
Cyfrowy Polsat SA (b)	10,615	69
Utilities (0.3%):
Enea SA	17,667	56
		125
Portugal (0.8%):
Energy (0.5%):
GALP Energia SGPS SA	8,412	106
Utilities (0.3%):
EDP - Energias de Portugal SA	19,294	68
		174
Russian Federation (1.0%):
Energy (0.2%):
LUKOIL PJSC, ADR	1,210	47
Financials (0.8%):
Moscow Exchange MICEX	102,780	161
		208
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	11,000	125
South Africa (1.7%):
Consumer Discretionary (0.4%):
Naspers Ltd.	531	74
Energy (0.3%):
Sasol Ltd.	2,240	67
Financials (0.3%):
Santam Ltd.	4,652	74
Materials (0.4%):
Sappi Ltd. (b)	18,410	81
Telecommunication Services (0.3%):
Telkom SA SOC Ltd.	16,113	63
		359
Spain (1.4%):
Financials (0.6%):
Bankinter SA	8,692	61
Inmobiliaria Colonial SA (b)	91,528	68
		129
Industrials (0.3%):
ACS Actividades de Construccion y Servicios SA	2,155	64
Utilities (0.5%):
Iberdrola SA	13,599	91
		284
Sweden (1.6%):
Consumer Staples (1.2%):
Svenska Cellulosa AB SCA, B Shares	7,544	236

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Financials (0.4%):
Skandinaviska Enskilda Banken AB, Class A	8,827	$84
		320
Switzerland (5.5%):
Consumer Staples (0.3%):
Nestle SA, Registered Shares	839	63
Financials (1.5%):
Swiss Life Holding AG	616	164
Swiss Re AG	804	74
UBS Group AG, Registered Shares	3,915	63
		301
Health Care (3.3%):
Actelion Ltd.	1,034	155
Lonza Group AG, Registered Shares	804	136
Novartis AG	1,510	109
Roche Holding AG	1,124	276
		676
Industrials (0.4%):
Georg Fischer AG	101	81
		1,121
Taiwan (2.2%):
Consumer Staples (0.4%):
Uni-President Enterprises Corp.	43,000	76
Information Technology (1.5%):
Hon Hai Precision Industry Co. Ltd.	37,100	97
Powertech Technology, Inc.	56,000	127
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	85
		309
Telecommunication Services (0.3%):
Chunghwa Telecom Co. Ltd.	20,000	68
		453
Thailand (0.8%):
Financials (0.5%):
TMB Bank Public Co. Ltd.	1,295,000	93
Materials (0.3%):
The Siam Cement Public Co. Ltd. - NVDR	5,000	66
		159
Turkey (0.9%):
Financials (0.6%):
Turkiye Vakiflar Bankasi T.A.O.	70,616	118
Industrials (0.3%):
Turk Hava Yollari Anonium Ortakligi (b)	21,777	61
		179
United Kingdom (13.7%):
Consumer Discretionary (2.2%):
Barratt Developments PLC	24,861	200
Dixons Carphone PLC	9,418	57
ITV PLC	53,417	185
		442
Consumer Staples (3.6%):
Britvic PLC	6,465	66
Greggs PLC	11,003	172
Imperial Tobacco Group PLC	3,111	172
Reckitt Benckiser Group PLC	1,924	185
Unilever PLC	3,369	152
		747
Energy (0.7%):
BP PLC	29,423	147
Financials (2.7%):
HSBC Holdings PLC, ADR	671	21

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
HSBC Holdings PLC	8,783	$54
Intermediate Capital Group PLC	7,338	65
Lloyds Banking Group PLC	167,951	164
Man Group PLC	31,102	68
Prudential PLC	6,406	119
The Paragon Group of Cos. PLC	13,092	61
		552
Health Care (0.6%):
AstraZeneca PLC	2,192	122
Industrials (1.3%):
Ashtead Group PLC	10,745	133
easyJet PLC	5,781	126
		259
Information Technology (0.3%):
Moneysupermarket.com Group PLC	12,553	57
Materials (1.0%):
Mondi PLC	5,974	114
RPC Group PLC	8,299	91
		205
Telecommunication Services (0.9%):
BT Group PLC	13,271	84
Vodafone Group PLC	34,915	111
		195
Utilities (0.4%):
National Grid PLC	5,615	79
		2,805
Total Common Stocks (Cost $19,258)		20,170
Preferred Stocks (0.4%)
Spain (0.4%):
Health Care (0.4%):
Grifols SA, Class B	5,182	80
Total Preferred Stocks (Cost $91)		80
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares MSCI EAFE ETF	2,404	137
iShares MSCI Emerging Markets ETF	602	21
		158
Total Exchange-Traded Funds (Cost $158)		158
Cash Equivalents (0.4%)
United States (0.4%):
Citibank Money Market Deposit Account, 0.05%(d)	$75	75
Total Cash Equivalents (Cost $75)		75
Total Investments (Cost $19,582) — 100.1%		20,483
Liabilities in excess of other assets — (0.1)%		(10)
NET ASSETS - 100.00%		$20,473

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Mexico were fair valued at March 31, 2016.

(b)                   Non-income producing security.

(c)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At March 31, 2016, illiquid securities were 0.40% of the Fund’s net assets.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

NVDR—Non-Voting Depository Receipt

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Trivalent International Small-Cap Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.3%)
Australia (5.5%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd.	503,124	$3,968
The Star Entertainment Group Ltd.	1,425,278	6,198
		10,166
Consumer Staples (0.8%):
Treasury Wine Estates Ltd.	867,573	6,405
Energy (0.6%):
Beach Energy Ltd.	9,689,215	4,874
Financials (0.5%):
Charter Hall Group	1,188,863	4,226
Industrials (0.8%):
McMillan Shakespeare, Ltd.	331,762	3,168
Mineral Resources Ltd.	732,367	3,362
		6,530
Materials (1.2%):
BlueScope Steel Ltd.	641,891	3,035
CSR Ltd.	1,227,259	3,096
OZ Minerals Ltd.	1,124,452	4,305
		10,436
Telecommunication Services (0.4%):
Vocus Communications, Ltd.	491,600	3,135
		45,772
Austria (0.3%):
Industrials (0.3%):
Porr AG	97,591	2,770
Belgium (0.8%):
Financials (0.4%):
Warehouses De Pauw SCA	36,720	3,486
Information Technology (0.4%):
Melexis NV	61,243	3,324
		6,810
Bermuda (0.3%):
Consumer Discretionary (0.3%):
Texwinca Holdings Ltd.	2,698,000	2,636
Canada (6.5%):
Consumer Discretionary (0.7%):
Cogeco Communications, Inc. (b)	66,672	3,556
Entertainment One Ltd.	972,488	2,118
		5,674
Energy (1.6%):
Birchcliff Energy Ltd. (b)	691,773	2,818
Parex Resources, Inc. (b)	706,576	5,958
Raging River Exploration, Inc. (b)	684,300	4,785
		13,561
Financials (1.1%):
Alaris Royalty Corp.	135,971	2,932
Canadian Apartment Properties REIT	122,587	2,726
Laurentian Bank of Canada	87,320	3,201
		8,859
Industrials (0.9%):
Air Canada (b)	514,987	3,553
Ritchie Bros. Auctioneers, Inc.	139,123	3,760
		7,313
Materials (1.8%):
OceanaGold Corp.	2,083,078	5,727
SEMAFO, Inc. (b)	1,372,727	4,894

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Stella-Jones, Inc.	129,529	$4,638
		15,259
Utilities (0.4%):
Algonquin Power & Utilities Corp.	415,291	3,476
		54,142
Denmark (0.3%):
Consumer Discretionary (0.3%):
Pandora A/S	18,690	2,444
Finland (1.0%):
Financials (0.4%):
Sponda OYJ	638,512	2,687
Industrials (0.6%):
Cramo Oyj	251,442	5,171
		7,858
France (8.6%):
Consumer Discretionary (1.1%):
Technicolor SA	409,468	2,554
Valeo SA	40,531	6,302
		8,856
Energy (0.3%):
Technip SA	45,842	2,540
Financials (1.9%):
Fonciere des Regions	46,710	4,404
Mercialys SA	164,999	3,826
Nexity SA	88,844	4,623
SCOR SE	90,021	3,173
		16,026
Health Care (0.9%):
Ipsen SA	73,057	4,188
Korian-Medica	98,453	2,897
		7,085
Industrials (1.6%):
Eiffage SA	44,486	3,413
Teleperformance	114,782	10,080
		13,493
Information Technology (1.6%):
Alten Ltd.	62,861	3,852
Atos SE	73,761	5,990
Ingenico Group	28,727	3,292
		13,134
Materials (0.7%):
Arkema SA	42,503	3,184
Imerys SA	33,191	2,311
		5,495
Utilities (0.5%):
Veolia Environnement SA	179,483	4,319
		70,948
Germany (6.9%):
Consumer Discretionary (1.6%):
Stroeer Media SE	174,317	10,935
TUI AG	156,047	2,413
		13,348
Financials (0.9%):
Aareal Bank AG	117,442	3,797
TAG Immobilien AG	255,858	3,456
		7,253
Health Care (0.5%):
Sartorius AG	15,230	3,873

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (2.3%):
Duerr AG	79,861	$6,263
Kion Group AG	76,809	4,468
Nordex SE (b)	112,904	3,089
Rheinmetall AG	32,165	2,564
VTG AG	98,154	2,995
		19,379
Information Technology (1.1%):
United Internet AG	87,014	4,359
Wirecard AG	123,826	4,678
		9,037
Telecommunication Services (0.5%):
Freenet AG	141,159	4,215
		57,105
Hong Kong (2.8%):
Consumer Discretionary (0.8%):
Man Wah Holdings Ltd.	5,085,600	6,446
Financials (0.5%):
Dah Sing Financial Holdings Ltd.	632,000	3,889
Industrials (0.3%):
Shun Tak Holdings Ltd.	7,510,311	2,487
Information Technology (0.9%):
PAX Global Technology Ltd.	3,196,000	3,197
Tongda Group Holdings Ltd.	23,860,000	4,775
		7,972
Telecommunication Services (0.3%):
Smartone Telecommunications Holdings Ltd.	1,532,000	2,554
		23,348
Ireland (1.1%):
Health Care (0.8%):
UDG Healthcare PLC	787,142	6,594
Information Technology (0.3%):
Fleetmatics Group PLC (b)	57,921	2,358
		8,952
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	207,078	2,577
Italy (3.4%):
Consumer Discretionary (1.2%):
Brembo SpA	191,571	9,903
Financials (0.8%):
Anima Holding SpA	454,313	3,312
Credito Emiliano SpA	418,059	2,855
		6,167
Health Care (0.7%):
Amplifon SpA	681,475	5,904
Telecommunication Services (0.3%):
Infrastrutture Wireless Italiane S.p.A. (b)	520,582	2,607
Utilities (0.4%):
A2A S.p.A.	2,799,875	3,635
		28,216
Japan (20.0%):
Consumer Discretionary (3.1%):
Calsonic Kansei Corp.	390,000	2,898
Daikyonishikawa Corp.	275,800	3,952
Doutor Nichires Holdings Co. Ltd.	291,500	4,707
Haseko Corp.	413,500	3,850
K’s Holding Corp.	90,100	2,985
Sumitomo Forestry Co. Ltd.	348,500	4,001

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
United Arrows Ltd.	86,800	$3,589
		25,982
Consumer Staples (2.4%):
ARIAKE JAPAN Co. Ltd.	120,500	7,061
Mandom Corp.	92,100	4,095
Matsumotokiyoshi Holdings Co. Ltd.	85,300	4,461
Yaoko Co. Ltd.	100,600	4,443
		20,060
Financials (4.2%):
Ichigo, Inc.	1,357,800	5,602
Japan Hotel REIT Investment Corp.	3,359	2,956
LEOPALACE21 Corp.	514,600	3,106
Nippon Accommodations Fund, Inc.	684	2,637
North Pacific Bank, Ltd.	1,115,500	2,821
Sun Frontier Fudousan Co. Ltd.	527,900	5,326
Takara Leben Co. Ltd.	1,019,200	6,025
The San-In Godo Bank Ltd.	471,400	2,914
The Shiga Bank Ltd.	824,000	3,468
		34,855
Health Care (1.0%):
Sawai Pharmaceutical Co. Ltd.	63,600	3,981
Toho Holdings Co. Ltd.	181,000	3,869
		7,850
Industrials (5.0%):
Central Glass Co. Ltd.	681,000	3,695
CKD Corp.	347,300	2,864
Daifuku Co., Ltd.	150,200	2,530
Daihen Corp.	1,238,000	5,632
Maeda Corp.	444,000	3,305
Makino Milling Machine Co. Ltd.	553,000	3,389
Ryobi, Ltd.	267,000	1,052
Sanwa Holdings Corp.	866,500	6,447
Seino Holdings Co. Ltd.	527,800	5,679
TODA Corp.	804,000	3,887
Tsubakimoto Chain Co.	529,000	3,274
		41,754
Information Technology (2.1%):
Disco Corp.	31,100	2,632
Hitachi Kokusai Electric, Inc.	244,400	2,934
Nihon Unisys, Ltd.	240,800	3,187
NS Solutions Corp.	290,800	5,705
Tokyo Seimitsu Co. Ltd.	162,900	3,196
		17,654
Materials (2.2%):
Denka Co. Ltd.	1,367,000	5,621
Rengo Co., Ltd.	538,000	2,715
Sumitomo Osaka Cement Co. Ltd.	1,264,000	4,966
Tokyo Ohka Kogyo Co. Ltd.	89,500	2,238
Tokyo Steel Manufacturing Co., Ltd.	369,500	2,198
		17,738
		165,893
Jersey (0.5%):
Financials (0.5%):
Beazley PLC	745,218	3,839
Korea, Republic Of (3.9%):
Consumer Discretionary (1.2%):
Handsome Co. Ltd.	103,768	3,643
S&T Motiv Co. Ltd.	61,707	3,732
SL Corp.	188,650	2,663
		10,038
Financials (0.5%):
KIWOOM Securities Co. Ltd.	74,699	4,364

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Health Care (0.9%):
Dongkook Pharmaceutical Co. Ltd.	53,710	$3,102
Osstem Implant Co. Ltd. (b)	63,838	4,396
		7,498
Information Technology (0.3%):
Partron Co. Ltd.	249,646	2,653
Materials (1.0%):
Seah Besteel Corp.	120,910	2,911
SKC Co. Ltd.	175,855	4,891
		7,802
		32,355
Luxembourg (1.2%):
Consumer Discretionary (0.6%):
SAF-Holland SA	413,571	5,092
Industrials (0.6%):
Stabilus SA (b)	104,256	5,022
		10,114
Netherlands (3.2%):
Consumer Staples (0.3%):
Refresco Gerber N.V. (b)	150,648	2,689
Financials (0.8%):
Euronext NV	159,713	6,623
Industrials (1.4%):
Aalberts Industries NV	91,159	3,156
Postnl NV (b)	735,490	2,991
TKH Group NV	125,985	5,385
		11,532
Information Technology (0.4%):
Asm International NV	67,011	2,996
Materials (0.3%):
Corbion NV	106,542	2,527
		26,367
New Zealand (1.5%):
Health Care (1.1%):
Fisher & Paykel Healthcare Corp. Ltd.	697,161	4,715
Summerset Group Holdings Ltd.	1,410,461	4,316
		9,031
Materials (0.4%):
Nuplex Industries Ltd.	863,510	3,101
		12,132
Norway (0.3%):
Financials (0.3%):
SpareBank 1 SMN (b)	404,906	2,581
Portugal (0.3%):
Industrials (0.3%):
CTT-Correios de Portugal SA	266,489	2,505
Singapore (1.3%):
Financials (1.3%):
Fortune REIT	3,931,000	4,213
Mapletree Industrial Trust	3,757,621	4,447
Starhill Global REIT	3,809,700	2,205
		10,865
Spain (0.9%):
Financials (0.4%):
Bankinter SA	396,369	2,792

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.5%):
Enagas SA	145,490	$4,366
		7,158
Sweden (4.4%):
Consumer Discretionary (0.9%):
Bilia AB	195,493	4,377
Nobia AB	253,936	2,655
		7,032
Consumer Staples (0.7%):
Axfood AB	333,167	6,151
Financials (1.9%):
Fastighets AB Balder (b)	430,637	10,910
Wihlborgs Fastigheter AB	213,589	4,532
		15,442
Industrials (0.9%):
Indutrade AB	75,352	4,623
Loomis AB, Class B	109,295	3,086
		7,709
		36,334
Switzerland (8.3%):
Consumer Staples (0.8%):
Emmi AG	11,248	6,144
Financials (2.3%):
Helvetia Holding AG, Registered Shares	5,116	2,925
Julius Baer Group Ltd.	100,334	4,302
Partners Group Holding AG	12,121	4,871
Swiss Life Holding AG	27,425	7,280
		19,378
Health Care (2.1%):
Actelion Ltd.	23,185	3,461
Lonza Group AG, Registered Shares	52,736	8,918
Straumann Holding AG	14,516	4,998
		17,377
Industrials (2.3%):
Flughafen Zuerich AG	5,396	4,829
Gategroup Holding AG	71,860	3,208
Georg Fischer AG	9,363	7,564
Wizz Air Holdings PLC (b)	120,864	3,194
		18,795
Information Technology (0.5%):
Logitech International SA	257,825	4,099
Materials (0.3%):
Clariant AG	147,321	2,666
		68,459
United Kingdom (14.7%):
Consumer Discretionary (3.9%):
Bellway PLC	125,496	4,720
Cineworld UK Ltd.	419,766	3,233
Greene King PLC	261,433	3,267
Howden Joinery Group PLC	1,315,261	9,026
Informa PLC	477,203	4,748
Lookers PLC	1,413,651	3,213
Pendragon PLC	3,758,326	1,969
Redrow PLC	410,638	2,368
		32,544
Consumer Staples (1.2%):
Britvic PLC	360,861	3,677
Greggs PLC	403,543	6,295
		9,972
Financials (3.4%):
Intermediate Capital Group PLC	552,146	4,900
Man Group PLC	1,836,125	4,013

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Novae Group PLC	276,885	$3,493
Safestore Holdings PLC	1,129,724	5,446
The Paragon Group of Cos. PLC	922,343	4,268
The Unite Group PLC	377,756	3,446
Virgin Money Holdings (UK) PLC	511,774	2,710
		28,276
Health Care (0.3%):
Clinigen Group PLC	306,623	2,572
Industrials (3.2%):
Interserve PLC	513,851	3,201
Keller Group PLC	461,299	5,697
Meggitt PLC	420,333	2,450
National Express Group PLC	1,013,738	4,995
Northgate PLC	557,122	3,225
Ultra Electronics Holdings PLC	94,252	2,437
WS Atkins PLC	227,507	4,466
		26,471
Information Technology (1.5%):
Auto Trader Group PLC	615,002	3,440
Dialog Semiconductor PLC (b)	81,171	3,203
Laird PLC	521,531	2,846
Moneysupermarket.com Group PLC	651,670	2,970
		12,459
Materials (1.2%):
DS Smith PLC	622,569	3,642
RPC Group PLC	288,270	3,139
Synthomer PLC	522,762	2,734
		9,515
		121,809
Total Common Stocks (Cost $736,801)		813,989
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares MSCI EAFE ETF	35,684	2,039
Total Exchange-Traded Funds (Cost $1,878)		2,039

Cash Equivalents (0.9%)
United States (0.9%):
Citibank Money Market Deposit Account, 0.05%(c)	$7,315	7,315
Total Cash Equivalents (Cost $7,315)		7,315
Total Investments (Cost $745,994) — 99.4%		823,343
Other assets in excess of liabilities — 0.6%		5,048
NET ASSETS - 100.00%		$828,391

(a)                   All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued at March 31, 2016.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2016.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
INCORE Total Return Bond Fund	March 31, 2016
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Asset Backed Securities (6.0%)
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19(a)	$385		$389
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9, 7.09%, 4/15/28(a)	—	(b)	—	(b)
Ford Credit Auto Owner Trust, Sereis 2012-A, Class D, 2.94%, 7/15/18(a)	700		701
Ford Credit Auto Owner Trust, Series 2012-D, Class C, 1.23%, 8/15/18(a)	700		696
Great America Leasing Receivables, Series 2014-1, Class B, 1.86%, 8/15/20(c)	1,000		1,001
Huntington Auto Trust, Series 2012-2, Class C, 1.37%, 5/15/18(a)	450		450
Hyundai Auto Receivables Trust, Series 2013-C, Classs C, 2.48%, 3/15/19(a)	350		354
Park Place Securities, Inc., Series 04-WCW2, Class M2, 1.41%, 10/25/34(d)	328		324
Park Place Securities, Inc., Series 2005-WCH1, Class M2, 1.21%, 1/25/36(a)(d)	40		39
Prestige Auto Receivables Trust, Series 2014-1A, Class A3, 1.52%, 4/15/20(c)	1,000		1,000
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 0.61%, 10/25/36(a)(d)	196		193
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 3/25/32(a)(d)	42		42
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.80%, 4/20/17(a)(d)	957		956
Total Asset Backed Securities (Cost $6,110)			6,145

Collateralized Mortgage Obligations (6.6%)
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.93%, 12/10/44(a)(d)	330		363
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45(a)	380		380
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(a)	320		327
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35(a)	129		128
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2, 1.81%, 9/10/45	775		777
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39	560		567
Santander Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21(a)(c)(d)	1,000		987
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34(a)	222		224
GM Financial Automobile Leasing Trust, Series 2014-2A, Class C, 2.43%, 3/20/18(c)	1,000		997
MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.00%, 9/25/19(a)	111		112
Residential Funding Mortgage Securities I, Inc., Series 2006-S1, Class 1A5, 5.25%, 1/25/36(a)	152		135
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.24%, 12/15/45	270		277
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585		591
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860		889
Total Collateralized Mortgage Obligations (Cost $6,790)			6,754

See notes to schedules of investments.

Security Description	Principal Amount	Value
Corporate Bonds (55.2%)
Consumer Discretionary (5.3%):
21st Century Fox America, 7.85%, 3/1/39	$405	$558
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	325	275
Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,092	1,102
Gap, Inc. (The), 5.95%, 4/12/21, Callable 1/12/21 @ 100	920	997
Hasbro, Inc., 6.35%, 3/15/40	480	563
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	428
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	686
O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	301
Scripps Networks Interactive, Inc., 3.90%, 11/15/24, Callable 8/15/24 @ 100	580	586
		5,496
Consumer Staples (4.3%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33	215	259
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	789
CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	1,160	1,252
Mead Johnson Nutrition Co.
4.90%, 11/1/19	880	964
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	296
Reynolds American, Inc.
3.25%, 6/12/20 (a)	194	203
6.15%, 9/15/43 (a)	175	215
Vector Group Ltd., 7.75%, 2/15/21, Callable 5/16/16 @ 105.81 (a)	405	425
		4,403
Energy (8.3%):
Atwood Oceanics, Inc., 6.50%, 2/1/20, Callable 5/16/16 @ 103.25	530	252
Cameron International Corp., 6.38%, 7/15/18	638	704
Devon Energy Corp., 2.25%, 12/15/18, Callable 0 @ 100	225	210
Ecopetrol SA, 4.13%, 1/16/25 (a)	680	580
Equities Corp.
6.50%, 4/1/18	649	667
4.88%, 11/15/21 (a)	300	287
FMC Technologies, Inc.
2.00%, 10/1/17	690	671
3.45%, 10/1/22, Callable 7/1/22 @ 100 (a)	380	338
Halliburton Co., 7.45%, 9/15/39 (a)	170	214
Marathon Oil Corp.
6.00%, 10/1/17	469	475
5.90%, 3/15/18	487	487
Noble Energy, Inc.
5.63%, 5/1/21, Callable 5/1/17 @ 102.81	269	270
3.90%, 11/15/24, Callable 8/15/24 @ 100 (a)	460	433
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	540	465
Petro-Canada, 5.95%, 5/15/35 (a)	155	157
Suncor Energy, Inc., 6.10%, 6/1/18	803	859
Valero Energy Corp., 10.50%, 3/15/39	435	614
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	428
Western Refining, Inc., 6.25%, 4/1/21, Callable 4/1/17 @ 103.13	385	342
		8,453
Financials (17.1%):
Alleghany Corp., 4.95%, 6/27/22	640	703
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	760	768
Bank of America Corp.
3.88%, 3/22/17	1,150	1,177
4.00%, 4/1/24, MTN (a)	350	367
Bank of Nova Scotia, 1.70%, 6/11/18, Callable 5/11/18 @ 100	775	777
Bear Stearns Co., Inc., 7.25%, 2/1/18	1,105	1,213
Blue Cube Spinco, Inc., 9.75%, 10/15/23, Callable 10/15/20 @ 102.44(c)	650	743
Capital One Financial Corp.

See notes to schedules of investments.

Security Description	Principal Amount	Value
2.45%, 4/24/19, Callable 3/24/19 @ 100	$325	$328
4.75%, 7/15/21	650	713
Citigroup, Inc.
2.40%, 2/18/20	820	823
2.70%, 3/30/21	475	478
Essex Portfolio, LP, 3.50%, 4/1/25, Callable 1/1/25 @ 100 (a)	380	380
Goldman Sachs Group, Inc.
2.38%, 1/22/18 (a)	555	562
6.15%, 4/1/18	725	784
3.50%, 1/23/25, Callable 10/23/24 @ 100 (a)	275	277
Health Care REIT, Inc.
4.70%, 9/15/17	300	312
5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	360
Huntington Bancshares, Inc., 7.00%, 12/15/20	415	482
JPMorgan Chase & Co., 5.40%, 1/6/42	190	227
Key Bank NA, 2.50%, 12/15/19	1,000	1,013
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100	1,250	1,316
MetLife, Inc., 6.82%, 8/15/18 (a)	200	223
Morgan Stanley
2.50%, 1/24/19	930	947
2.65%, 1/27/20	630	639
PNC Funding Corp., 5.63%, 2/1/17	500	517
Torchmark Corp., 9.25%, 6/15/19	410	492
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	248
Wachovia Corp., 5.50%, 8/1/35 (a)	140	156
Wells Fargo & Co., 4.90%, 11/17/45 (a)	415	445
		17,470
Health Care (2.1%):
Agilent Technologies, Inc.
6.50%, 11/1/17 (a)	76	81
3.88%, 7/15/23, Callable 4/15/23 @ 100	730	763
Amgen, Inc., 6.90%, 6/1/38	250	325
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	380	406
UnitedHealth Group, Inc., 5.80%, 3/15/36 (a)	165	210
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (a)(c)	500	392
		2,177
Industrials (5.3%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	978
FedEx Corp., 4.90%, 1/15/34 (a)	275	297
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	280
Masco Corp., 4.45%, 4/1/25, Callable 1/1/25 @ 100 (a)	450	467
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 10/1/16 @ 103.94 (a)	400	415
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	101
Rockwell Automation, Inc., 6.25%, 12/1/37	155	201
Roper Technologies, Inc.
1.85%, 11/15/17 (a)	245	245
6.25%, 9/1/19	695	778
Steelcase, Inc., 6.38%, 2/15/21, Callable 11/15/20 @ 100 (a)	520	587
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	331
WESCO International, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104.03 (a)	655	662
		5,342
Information Technology (3.4%):
CA, Inc., 3.60%, 8/1/20, Callable 7/1/20 @ 100	615	629
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	855
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100	715	718
Seagate Technology HDD Holdings, 5.75%, 12/1/34, Callable 0 @ 100	1,000	710
Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	645	632
		3,544
Materials (3.5%):
CF Industries Holdings, Inc., 6.88%, 5/1/18	515	560
Methanex Corp., 3.25%, 12/15/19	930	865

See notes to schedules of investments.

Security Description	Principal Amount	Value
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100 (a)	$185	$190
NewMarket Corp., 4.10%, 12/15/22	724	737
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	535	516
Southern Copper Corp., 5.25%, 11/8/42 (a)	300	246
Westlake Chemical Corp., 3.60%, 7/15/22, Callable 4/15/22 @ 100	589	585
		3,699
Telecommunication Services (3.0%):
AT&T, Inc.
3.95%, 1/15/25, Callable 0 @ 100	835	868
6.15%, 9/15/34 (a)	275	311
CenturyLink, Inc., 5.63%, 4/1/20	100	101
Frontier Communications Corp., 8.50%, 4/15/20 (a)	550	569
Verizon Communications, Inc.
5.15%, 9/15/23	565	652
6.40%, 9/15/33	480	590
		3,091
Utilities (2.9%):
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21, Callable 5/20/16 @ 103.25	318	323
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	205	262
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (a)	500	517
Exelon Generation Co. LLC, 6.25%, 10/1/39 (a)	250	258
Georgia Power Co., 4.30%, 3/15/43 (a)	305	309
PSEG Power LLC, 4.30%, 11/15/23, Callable 8/15/23 @ 100	650	661
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	330
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100 (a)	365	272
		2,932
Total Corporate Bonds (Cost $56,967)		56,607

Municipal Bonds (1.5%)
New York (0.8%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100	695	771
Pennsylvania (0.7%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100	735	811
Total Municipal Bonds (Cost $1,403)		1,582

U.S. Government Mortgage Backed Agencies (39.5%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (a)	7	7
9.00%, 10/1/20 - 4/1/25 (a)	29	32
7.50%, 8/1/29 (a)	18	20
		59
Federal National Mortgage Assoc.
7.50%, 8/1/18 (a)	7	7
Series 1990-5, Class J8.20%, 1/25/20 (a)	33	35
Series 2015-61, Class PV3.50%(d), 5/25/44	1,131	1,224
3.00%, 4/25/46 (e)	5,150	5,283
3.50%, 4/25/46 (e)	7,790	8,168
4.00%, 4/25/46 (e)	8,000	8,547
4.50%, 4/25/46 (e)	6,250	6,801
5.00%, 4/25/46 (e)	5,750	6,361
		36,426

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Government National Mortgage Assoc.
4.00%, 4/15/46 (e)	$3,750	$4,010
Total U.S. Government Mortgage Backed Agencies (Cost $40,368)		40,495
U.S. Treasury Obligations (5.1%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	4,985	5,253
Total U.S. Treasury Obligations (Cost $5,061)		5,253
Exchange-Traded Funds (4.9%)
iShares IBoxx $ High Yield Corporate ETF(a)(f)	61,132	4,994
Total Exchange-Traded Funds (Cost $5,670)		4,994
Investment Companies (19.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.16%(g)	20,185,508	20,186
Total Investment Companies (Cost $20,186)		20,186
Total Investments (Cost $142,555) — 138.5%		142,016
Liabilities in excess of other assets — (38.5)%		(39,499)
NET ASSETS - 100.00%		$102,517

(a)                   All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)                   Rounds to less than $1.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)                   Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2016.

(e)                    Security purchased on a when-issued basis.

(f)                     All or a portion of this security has been designated as collateral for futures contracts.

(g)                    Rate disclosed is the daily yield on March 31, 2016.

ETF—Exchange-Traded Fund

GO—General Obligation

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
10-Year US Treasury Note	15	6/22/16	$1,955,859	$(33,984)
2-Year US Treasury Note	16	7/01/16	3,500,000	$(7,719)
5-Year US Treasury Note	12	7/01/16	1,453,969	$(14,664)
				$(56,367)

See notes to schedules of investments.

Victory Portfolios

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

1. Federal Tax Information:

At March 31, 2016, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Integrity Discovery Fund	$81,710	$16,919	$(6,354)	$10,565
Integrity Mid-Cap Value Fund	19,255	2,385	(791)	1,594
Integrity Small-Cap Value Fund	1,481,716	199,269	(68,137)	131,132
Integrity Small/Mid-Cap Value Fund	20,395	2,585	(965)	1,620
Munder Multi-Cap Fund	388,281	41,980	(12,490)	29,490
S&P 500 Index Fund	75,766	166,633	(4,663)	161,970
Munder Mid-Cap Core Growth Fund	3,973,510	1,694,880	(196,932)	1,497,948
Munder Small Cap Growth Fund	4,692	192	(770)	(578)
Trivalent Emerging Markets Small-Cap Fund	3,661	438	(276)	162
Trivalent International Fund-Core Equity	19,665	2,397	(1,579)	818
Trivalent International Small-Cap Fund	752,770	104,039	(33,466)	70,573
INCORE Total Retun Bond Fund	143,303	1,895	(3,182)	(1,287)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 25 funds. The accompanying Schedules of Portfolio Investments are those of the following 12 Funds (collectively, the “Funds” and individually, a “Fund”):

Funds	Investment Share Classes Offered
Integrity Discovery Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A, R6 and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A, R6 and Y
Munder Multi-Cap Fund	Classes A, C, R and Y
S&P 500 Index Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Small Cap Growth Fund	Classes A, I and Y
Trivalent Emerging Markets Small-Cap Fund	Classes A and Y
Trivalent International Fund - Core Equity	Classes A, C, I , R6 and Y
Trivalent International Small-Cap Fund	Classes A, C, I, R6 and Y
INCORE Total Return Bond Fund	Classes A, C, R6 and Y

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

Victory Portfolios

Notes to Schedules of Investments — continued

March 31, 2016 (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the official closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016, while the breakdown, by category, of common stocks are disclosed on the Schedules of Portfolio Investments (in thousands):

Victory Portfolios

Notes to Schedules of Investments — continued

March 31, 2016 (Unaudited)

	Level 1 – Quoted Prices			LEVEL 2 – Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$91,604		$—	$—	$—	$—	$—	$91,604	$—
Investment Companies	—		—	671	—	—	—	671	—
Total	$91,604		$—	$671	$—	$—	$—	$92,275	$—
Integrity Mid-Cap Value Fund
Common Stocks	20,281		—	—	—	—	—	20,281	—
Investment Companies	—		—	568	—	—	—	568	—
Total	$20,281		$—	$568	$—	$—	$—	$20,849	$—
Integrity Small-Cap Value Fund
Common Stocks	1,588,189		—	—	—	—	—	1,588,189	—
Investment Companies	—		—	24,659	—	—	—	24,659	—
Total	$1,588,189		$—	$24,659	$—	$—	$—	$1,612,848	$—
Integrity Small/Mid-Cap Value Fund
Common Stocks	21,453		—	—	—	—	—	21,453	—
Investment Companies	—		—	562	—	—	—	562	—
Total	$21,453		$—	$562	$—	$—	$—	$22,015	$—
Munder Multi-Cap Fund
Common Stocks	413,587		—	—	—	—	—	413,587	—
Exchange Traded Funds	1,462		—	—	—	—	—	1,462	—
Investment Companies	—		—	2,722	—	—	—	2,722	—
Total	$415,049		$—	$2,722	$—	$—	$—	$417,771	$—
S&P 500 Index Fund
Common Stocks	237,049		—	—	—	—	—	237,049	—
Investment Companies	—		—	687	—	—	—	687	—
Futures Contracts	—		36	—	—	—	—	—	36
Total	$237,049		$36	$687	$—	$—	$—	$237,736	$36
Munder Mid-Cap Core Growth Fund
Common Stocks	5,397,984		—	—	—	—	—	5,397,984	—
Exchange-Traded Funds	67,490		—	—	—	—	—	67,490	—
Investment Companies	—		—	5,984	—	—	—	5,984	—
Total	$5,465,474		$—	$5,984	$—	$—	$—	$5,471,458	$—
Munder Small Cap Growth Fund
Common Stocks	4,006		—	—	—	—	—	4,006	—
Exchange-Traded Funds	82		—	—	—	—	—	82	—
Investment Companies	—		—	26	—	—	—	26	—
Total	$4,088		$—	$26	$—	$—	$—	$4,114	$—
Trivalent Emerging Markets Small-Cap Fund
Common Stocks	672	(a)	—	2,956	—	—	—	3,628	—
Preferred Stocks	—		—	33	—	—	—	33	—
Exchange-Traded Funds	95		—	—	—	—	—	95	—

Victory Portfolios

Notes to Schedules of Investments — continued

March 31, 2016 (Unaudited)

	Level 1 – Quoted Prices			LEVEL 2 – Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Cash Equivalents	$—		$—	$67	$—	$—	$—	$67	$—
Total	$767		$—	$3,056	$—	$—	$—	$3,823	$—
Trivalent International Fund-Core Equity
Common Stocks	2,118	(b)	—	18,052	—	—	—	20,170	—
Preferred Stocks	—		—	80	—	—	—	80	—
Exchange-Traded Funds	158		—	—	—	—	—	158	—
Cash Equivalents	—		—	75	—	—	—	75	—
Total	$2,276		$—	$18,207	$—	$—	$—	$20,483	$—
Trivalent International Small-Cap Fund
Common Stocks	54,382	(c)	—	759,607	—	—	—	813,989	—
Exchange-Traded Funds	2,039		—	—	—	—	—	2,039	—
Cash Equivalents	—		—	7,315	—	—	—	7,315	—
Total	$56,421		$—	$766,922	$—	$—	$—	$823,343	$—
INCORE Total Return Bond Fund
Asset Backed Securities	—		—	6,145	—	—	—	6,145	—
Collateralized Mortgage Obligations	—		—	6,754	—	—	—	6,754	—
Corporate Bonds	—		—	56,607	—	—	—	56,607	—
Municipal Bonds	—		—	1,582	—	—	—	1,582	—
U.S. Government Mortgage Backed Agencies	—		—	40,495	—	—	—	40,495	—
U.S. Treasury Obligations	—		—	5,253	—	—	—	5,253	—
Exchange-Traded Funds	4,994		—	—	—	—	—	4,994	—
Investment Companies	—		—	20,186	—	—	—	20,186	—
Futures Contracts	—		(56)	—	—	—	—	—	(56)
Total	$4,994		$(56)	$137,022	$—	$—	$—	$142,016	$(56)

^ Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a) Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Brazil, Chile and Mexico.

(b) Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Brazil, Canada and Mexico.

(c) Consists of holdings: All ADRs traded on U.S. securities exchanges and all securities listed under Canada.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2016.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Victory Portfolios

Notes to Schedules of Investments — continued

March 31, 2016 (Unaudited)

Trivalent International Small Cap Fund	Investments in Securities
Balance as of June 30, 2015	$955
Accrued discount/ premium	—
Realized Gain/(Loss)	(1,486)
Change in Unrealized Appreciation/(Depreciation)	1,359
Net purchases (sales)	(828)
Transfers in and/or out of Level 3	—
Balance as of March 31, 2016	$—

Trivalent Emerging Markets Small Cap Fund	Investments in Securities
Balance as of June 30, 2015	$15
Accrued discount/ premium	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(5)
Net purchases (sales)	5
Transfers in and/or out of Level 3	(15)
Balance as of March 31, 2016	$—

Securities Transactions:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

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March 31, 2016 (Unaudited)

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity and Trivalent International Small-Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity Fund and Trivalent International Small-Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to

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March 31, 2016 (Unaudited)

hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities, including those designated as to be announced (“TBAs”) in the Schedule of Portfolio Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2016, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund - Core Equity Fund and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or if unrated, judged by the Adviser to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Victory Portfolios

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2016

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	May 25, 2016